Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2024
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. Total Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of U.S. companies listed on a U.S. stock market that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) median daily dollar trading volume of at least $100,000 for the preceding three months.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 5%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 3000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 9.59%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.01%	2Q/2020
Lowest Return	(25.20)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. Total Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. Total Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. Total Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. Total Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. Total Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. Total Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. Total Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. Total Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. Total Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. Total Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. Total Dividend Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. Total Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. Total Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. Total Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. Total Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. Total Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.84%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	10.11%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.66%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	8.28%
WisdomTree U.S. Total Dividend Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTD
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Annual Return 2014	rr_AnnualReturn2014	14.07%
Annual Return 2015	rr_AnnualReturn2015	(1.32%)
Annual Return 2016	rr_AnnualReturn2016	16.59%
Annual Return 2017	rr_AnnualReturn2017	17.25%
Annual Return 2018	rr_AnnualReturn2018	(6.35%)
Annual Return 2019	rr_AnnualReturn2019	28.28%
Annual Return 2020	rr_AnnualReturn2020	2.57%
Annual Return 2021	rr_AnnualReturn2021	26.14%
Annual Return 2022	rr_AnnualReturn2022	(3.81%)
Annual Return 2023	rr_AnnualReturn2023	10.44%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
1 Year	rr_AverageAnnualReturnYear01	10.44%
5 Years	rr_AverageAnnualReturnYear05	12.01%
10 Years	rr_AverageAnnualReturnYear10	9.77%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.76%
5 Years	rr_AverageAnnualReturnYear05	11.31%
10 Years	rr_AverageAnnualReturnYear10	9.07%
WisdomTree U.S. Total Dividend Fund | WisdomTree U.S. Total Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	9.48%
10 Years	rr_AverageAnnualReturnYear10	7.85%
WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of companies with the highest dividend yields selected from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $200 million; and (iii) median daily dollar trading volume of at least $200,000 for the preceding three months. Securities eligible for inclusion in the Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 5%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Energy Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 1000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 4.87%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.68%	4Q/2022
Lowest Return	(25.98)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. High Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. High Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. High Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. High Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. High Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. High Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. High Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. High Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. High Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. High Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. High Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. High Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. High Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. High Dividend Fund | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	8.33%
WisdomTree U.S. High Dividend Fund | Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
WisdomTree U.S. High Dividend Fund | Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%
5 Years	rr_AverageAnnualReturnYear05	15.52%
10 Years	rr_AverageAnnualReturnYear10	11.80%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DHS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	15.12%
Annual Return 2015	rr_AnnualReturn2015	(0.61%)
Annual Return 2016	rr_AnnualReturn2016	17.85%
Annual Return 2017	rr_AnnualReturn2017	11.68%
Annual Return 2018	rr_AnnualReturn2018	(7.25%)
Annual Return 2019	rr_AnnualReturn2019	22.58%
Annual Return 2020	rr_AnnualReturn2020	(5.68%)
Annual Return 2021	rr_AnnualReturn2021	23.11%
Annual Return 2022	rr_AnnualReturn2022	7.88%
Annual Return 2023	rr_AnnualReturn2023	(0.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.98%)
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	8.91%
10 Years	rr_AverageAnnualReturnYear10	7.91%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	7.90%
10 Years	rr_AverageAnnualReturnYear10	6.96%
WisdomTree U.S. High Dividend Fund | WisdomTree U.S. High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.57%
5 Years	rr_AverageAnnualReturnYear05	6.91%
10 Years	rr_AverageAnnualReturnYear10	6.22%
WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. AI Enhanced Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a U.S.-based stock exchange, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average six months aggregate daily trading volume of 250,000 shares.

The AI model enhances the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiments, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those it expects to outperform, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended (the “1940 Act”) and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are organized in the U.S., maintain a principal place of business in the U.S., or are traded principally on a U.S. exchange. As of June 30, 2024, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of June 30, 2024, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Russell 1000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective January 18, 2022. Fund performance prior to January 18, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree U.S. Dividend ex-Financials Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 5.25%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2020
Lowest Return	(29.59)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. AI Enhanced Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. AI Enhanced Value Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. AI Enhanced Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. AI Enhanced Value Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. AI Enhanced Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. AI Enhanced Value Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. AI Enhanced Value Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. AI Enhanced Value Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. AI Enhanced Value Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

WisdomTree U.S. AI Enhanced Value Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. AI Enhanced Value Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. AI Enhanced Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. AI Enhanced Value Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree U.S. AI Enhanced Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree U.S. AI Enhanced Value Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree U.S. AI Enhanced Value Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. AI Enhanced Value Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[1]
5 Years	rr_AverageAnnualReturnYear05	10.91%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[1]
WisdomTree U.S. AI Enhanced Value Fund | Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[1]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIVL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	15.07%
Annual Return 2015	rr_AnnualReturn2015	(5.24%)
Annual Return 2016	rr_AnnualReturn2016	18.10%
Annual Return 2017	rr_AnnualReturn2017	13.79%
Annual Return 2018	rr_AnnualReturn2018	(9.40%)
Annual Return 2019	rr_AnnualReturn2019	24.41%
Annual Return 2020	rr_AnnualReturn2020	(5.81%)
Annual Return 2021	rr_AnnualReturn2021	24.13%
Annual Return 2022	rr_AnnualReturn2022	(7.23%)
Annual Return 2023	rr_AnnualReturn2023	7.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.59%)
1 Year	rr_AverageAnnualReturnYear01	7.13%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.65%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.74%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.49%	[1]
5 Years	rr_AverageAnnualReturnYear05	6.89%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.92%	[1]
WisdomTree U.S. AI Enhanced Value Fund | WisdomTree U.S. AI Enhanced Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.63%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.92%	[1]
10 Years	rr_AverageAnnualReturnYear10	5.27%	[1]
WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. LargeCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market. As of June 30, 2024, the Index had a market capitalization range from $10.5 billion to $3.4 trillion, with an average market capitalization of $122.5 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) median daily dollar trading volume of at least $100,000 for the preceding three months.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 10.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.78%	2Q/2020
Lowest Return	(23.04)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. LargeCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. LargeCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. LargeCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. LargeCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. LargeCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. LargeCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. LargeCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. LargeCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. LargeCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. LargeCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. LargeCap Dividend Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. LargeCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. LargeCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. LargeCap Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. LargeCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. LargeCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.26%
5 Years	rr_AverageAnnualReturnYear05	12.73%
10 Years	rr_AverageAnnualReturnYear10	10.33%
WisdomTree U.S. LargeCap Dividend Fund | Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
WisdomTree U.S. LargeCap Dividend Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLN
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Annual Return 2014	rr_AnnualReturn2014	14.07%
Annual Return 2015	rr_AnnualReturn2015	(1.26%)
Annual Return 2016	rr_AnnualReturn2016	15.37%
Annual Return 2017	rr_AnnualReturn2017	18.21%
Annual Return 2018	rr_AnnualReturn2018	(5.77%)
Annual Return 2019	rr_AnnualReturn2019	29.03%
Annual Return 2020	rr_AnnualReturn2020	4.55%
Annual Return 2021	rr_AnnualReturn2021	25.60%
Annual Return 2022	rr_AnnualReturn2022	(3.79%)
Annual Return 2023	rr_AnnualReturn2023	9.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
1 Year	rr_AverageAnnualReturnYear01	9.93%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	10.00%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.26%
5 Years	rr_AverageAnnualReturnYear05	11.68%
10 Years	rr_AverageAnnualReturnYear10	9.31%
WisdomTree U.S. LargeCap Dividend Fund | WisdomTree U.S. LargeCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	8.06%
WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. MidCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $2.8 billion to $30.3 billion, with an average market capitalization of $8.3 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) median daily dollar trading volume of at least $100,000 for the preceding three months.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell Midcap Value Index and the S&P MidCap 400 Index, each of which more closely represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 3.66%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.55%	4Q/2020
Lowest Return	(35.90)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. MidCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. MidCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. MidCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. MidCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. MidCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. MidCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. MidCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. MidCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. MidCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. MidCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. MidCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. MidCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. MidCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. MidCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. MidCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. MidCap Dividend Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DON
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	15.27%
Annual Return 2015	rr_AnnualReturn2015	(0.98%)
Annual Return 2016	rr_AnnualReturn2016	20.30%
Annual Return 2017	rr_AnnualReturn2017	14.86%
Annual Return 2018	rr_AnnualReturn2018	(8.27%)
Annual Return 2019	rr_AnnualReturn2019	23.42%
Annual Return 2020	rr_AnnualReturn2020	(5.40%)
Annual Return 2021	rr_AnnualReturn2021	30.19%
Annual Return 2022	rr_AnnualReturn2022	(4.76%)
Annual Return 2023	rr_AnnualReturn2023	13.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.90%)
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	9.09%
WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.27%
5 Years	rr_AverageAnnualReturnYear05	9.83%
10 Years	rr_AverageAnnualReturnYear10	8.35%
WisdomTree U.S. MidCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.69%
5 Years	rr_AverageAnnualReturnYear05	8.24%
10 Years	rr_AverageAnnualReturnYear10	7.21%
WisdomTree U.S. MidCap Dividend Fund | WisdomTree U.S. MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	10.96%
10 Years	rr_AverageAnnualReturnYear10	9.49%
WisdomTree U.S. MidCap Dividend Fund | Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
WisdomTree U.S. MidCap Dividend Fund | S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	9.27%
WisdomTree U.S. MidCap Dividend Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index measuring the performance of the small-capitalization segment of the U.S. dividend-paying market. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $81.3 million to $5.3 billion, with an average market capitalization of $1.5 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; and (iii) median daily dollar trading volume of at least $100,000 for the preceding three months.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 2000 Value Index and the Russell 2000 Index, each of which more closely represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was (1.77)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.55%	4Q/2020
Lowest Return	(36.67)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. SmallCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. SmallCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. SmallCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. SmallCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. SmallCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. SmallCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. SmallCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. SmallCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. SmallCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. SmallCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. SmallCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.07%
5 Years	rr_AverageAnnualReturnYear05	9.06%
10 Years	rr_AverageAnnualReturnYear10	7.01%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
WisdomTree U.S. SmallCap Dividend Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
WisdomTree U.S. SmallCap Dividend Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DES
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(5.54%)
Annual Return 2016	rr_AnnualReturn2016	31.06%
Annual Return 2017	rr_AnnualReturn2017	8.66%
Annual Return 2018	rr_AnnualReturn2018	(12.74%)
Annual Return 2019	rr_AnnualReturn2019	20.30%
Annual Return 2020	rr_AnnualReturn2020	(4.41%)
Annual Return 2021	rr_AnnualReturn2021	26.71%
Annual Return 2022	rr_AnnualReturn2022	(10.94%)
Annual Return 2023	rr_AnnualReturn2023	16.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.77%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.67%)
1 Year	rr_AverageAnnualReturnYear01	16.40%
5 Years	rr_AverageAnnualReturnYear05	8.60%
10 Years	rr_AverageAnnualReturnYear10	6.67%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.59%
5 Years	rr_AverageAnnualReturnYear05	7.87%
10 Years	rr_AverageAnnualReturnYear10	5.85%
WisdomTree U.S. SmallCap Dividend Fund | WisdomTree U.S. SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.17%
5 Years	rr_AverageAnnualReturnYear05	6.67%
10 Years	rr_AverageAnnualReturnYear10	5.14%
WisdomTree U.S. Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. Value Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in U.S. equity securities that provide a high “total shareholder yield” and exhibit favorable quality characteristics that demonstrate a company's profitability, such as strong returns on equity (ROE) and/or returns on assets (ROA). The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), using a disciplined model-based process focused on a long-term approach to investing, seeks to identify approximately 100-200 companies with a high total shareholder yield, comprising return of capital to shareholders through either dividend distributions or the repurchase of shares (“buybacks”), while also displaying favorable quality characteristics. WisdomTree Asset Management believes screening equity securities by quality measures such as ROE and ROA can improve the Fund returns relative to traditional value oriented investment strategies that focus exclusively on total shareholder yield, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund invests primarily in equity securities of companies domiciled in the U.S. or listed on a U.S. exchange. The Fund generally expects to invest in large- and mid-capitalization companies and may invest in any sector. As of June 30, 2024, companies in the Financials and Consumer Discretionary Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Russell 1000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 1000 Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s objective changed effective December 18, 2017. Prior to December 18, 2017, Fund performance reflects the investment objective of the Fund when it was the WisdomTree U.S. LargeCap Value Fund and tracked the performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 7.60%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.53%	2Q/2020
Lowest Return	(31.17)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. Value Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. Value Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. Value Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. Value Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. Value Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. Value Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. Value Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. Value Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. Value Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree U.S. Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree U.S. Value Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree U.S. Value Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. Value Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. Value Fund | Russell 1000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[2]
5 Years	rr_AverageAnnualReturnYear05	10.91%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[2]
WisdomTree U.S. Value Fund | Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.53%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.52%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.80%	[2]
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTV
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 12
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	39
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	68
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 154
Annual Return 2014	rr_AnnualReturn2014	13.62%
Annual Return 2015	rr_AnnualReturn2015	(0.79%)
Annual Return 2016	rr_AnnualReturn2016	8.39%
Annual Return 2017	rr_AnnualReturn2017	23.33%
Annual Return 2018	rr_AnnualReturn2018	(8.04%)
Annual Return 2019	rr_AnnualReturn2019	29.75%
Annual Return 2020	rr_AnnualReturn2020	6.14%
Annual Return 2021	rr_AnnualReturn2021	30.19%
Annual Return 2022	rr_AnnualReturn2022	(7.94%)
Annual Return 2023	rr_AnnualReturn2023	22.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.17%)
1 Year	rr_AverageAnnualReturnYear01	22.11%	[2]
5 Years	rr_AverageAnnualReturnYear05	15.05%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.82%	[2]
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.59%	[2]
5 Years	rr_AverageAnnualReturnYear05	14.55%	[2]
10 Years	rr_AverageAnnualReturnYear10	10.38%	[2]
WisdomTree U.S. Value Fund | WisdomTree U.S. Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.39%	[2]
5 Years	rr_AverageAnnualReturnYear05	12.03%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.84%	[2]
WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

The Index is a modified market-capitalization weighted index that is comprised of 100 U.S. large-capitalization and mid-capitalization companies with the highest composite scores based on two fundamental factors: growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 50% weight in its earnings growth forecast, a 25% weight in its trailing five-year EBITDA (i.e., earnings before interest, taxes, depreciation and amortization) growth, and a 25% weight in its trailing five-year sales growth. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and trailing three-year return on assets. The Index constituents are determined by an Index committee that looks at companies focusing on the above-referenced factors.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following criteria as of the Index screening date: (i) list shares on a U.S. stock exchange, (ii) be incorporated and headquartered in the United States, and (iii) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. At the time of each semi-annual reconstitution and rebalance, the weight of any individual security is capped at 15%.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 1000 Growth Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 22.57%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.96%	1Q/2023
Lowest Return	(3.85)%	3Q/2023

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. Quality Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. Quality Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. Quality Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. Quality Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. Quality Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. Quality Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. Quality Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. Quality Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. Quality Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. Quality Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. Quality Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. Quality Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. Quality Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. Quality Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. Quality Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	56.29%
Since Inception	rr_AverageAnnualReturnSinceInception	43.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | Russell 1000 Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	42.68%
Since Inception	rr_AverageAnnualReturnSinceInception	32.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
Since Inception	rr_AverageAnnualReturnSinceInception	20.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QGRW
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Annual Return 2023	rr_AnnualReturn2023	55.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.85%)
1 Year	rr_AverageAnnualReturnYear01	55.94%
Since Inception	rr_AverageAnnualReturnSinceInception	43.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	55.90%
Since Inception	rr_AverageAnnualReturnSinceInception	43.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. Quality Growth Fund | WisdomTree U.S. Quality Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	33.15%
Since Inception	rr_AverageAnnualReturnSinceInception	33.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2022
WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. MidCap Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. MidCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Quality Growth Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a mid-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the top 60% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a modified market capitalization weighting. The Index constituents are selected by an Index committee that evaluates companies by focusing on the above-referenced factors.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following criteria as of the Index screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) be incorporated and headquartered in the United States, and (iv) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. At the time of each semi-annual reconstitution and rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2024, the Index had a market capitalization range from $4.3 billion to $14.5 billion, with an average market capitalization of $7.9 billion. The Index is expected to consist of between 100 and 200 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Consumer Discretionary Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 25, 2024, and therefore does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 25, 2024, and therefore does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree U.S. MidCap Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. MidCap Quality Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. MidCap Quality Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. MidCap Quality Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. MidCap Quality Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. MidCap Quality Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. MidCap Quality Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. MidCap Quality Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. MidCap Quality Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. MidCap Quality Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. MidCap Quality Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. MidCap Quality Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. MidCap Quality Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. MidCap Quality Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. MidCap Quality Growth Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. MidCap Quality Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree U.S. MidCap Quality Growth Fund | WisdomTree U.S. MidCap Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QMID
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. SmallCap Quality Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree U.S. SmallCap Quality Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of the Index, each of which is a security issued by a small-cap company, identified in accordance with the Index Provider’s (as defined below) market-capitalization selection parameters, that is incorporated and headquartered in the United States. The Index Provider’s market-capitalization selection parameters generally provide that the Index will be composed of the top scoring 30% of companies that comprise the bottom 40% of the remaining eligible U.S. Quality Growth Index family constituent universe after the exclusion of the 500 largest companies by market capitalization.

Additional detail about the Index’s constituent eligibility criteria is included under the “Additional Information About the Fund’s Investment Strategies” section of the Prospectus. From the initial selection universe, the Index selects U.S. companies with the highest composite scores based on two fundamental factors, growth and quality, which are equally weighted. The growth factor is determined by a company’s ranking based on a 40% trailing three-year sales growth, 40% trailing three-year earnings growth, and 20% earnings growth forecast. The quality factor is determined by a company’s ranking based on a 50% weight to each of its trailing three-year average return on equity and its trailing three-year return on assets. Companies are ranked based on the Composite Score with the top 30% of companies selected for inclusion in the Index. The selected companies are weighted within the Index using a modified market capitalization weighting. The Index constituents are selected by an Index committee that evaluates companies by focusing on the above-referenced factors.

The Index is reconstituted and rebalanced semi-annually. To be eligible for inclusion in the Index, a company must meet the following criteria as of the Index screening date: (i) be monitored by the Index’s third-party index calculation agent, (ii) list shares on a U.S. stock exchange, (iii) be incorporated and headquartered in the United States, and (iv) have a median daily dollar trading volume of at least $1 million for each of the preceding three months. At the time of each semi-annual reconstitution and rebalance, the weight of any individual constituent is capped at 5%. As of June 30, 2024, the Index had a market capitalization range from $118.8 million to $4.9 billion, with an average market capitalization of $1.8 billion. The Index is expected to consist of between 300 and 500 constituent companies.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Discretionary and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on January 25, 2024, and therefore does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on January 25, 2024, and therefore does not yet have performance history for a full calendar year
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree U.S. SmallCap Quality Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. SmallCap Quality Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. SmallCap Quality Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. SmallCap Quality Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. SmallCap Quality Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. SmallCap Quality Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. SmallCap Quality Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. SmallCap Quality Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. SmallCap Quality Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. SmallCap Quality Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. SmallCap Quality Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. SmallCap Quality Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. SmallCap Quality Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. SmallCap Quality Growth Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree U.S. SmallCap Quality Growth Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. SmallCap Quality Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree U.S. SmallCap Quality Growth Fund | WisdomTree U.S. SmallCap Quality Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QSML
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122
WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that consists of dividend-paying U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, with the best combined rank of growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 8% and the Index caps the weight of constituents exposed to a single sector (except for the information technology and real estate sectors) at 20%. The weight of constituents exposed to each of the information technology and real estate sectors is capped at 30% and 10%, respectively. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Health Care Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 3000 Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 11.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.87%	2Q/2020
Lowest Return	(19.41)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. Quality Dividend Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. Quality Dividend Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. Quality Dividend Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree U.S. Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.06%
5 Years	rr_AverageAnnualReturnYear05	15.67%
10 Years	rr_AverageAnnualReturnYear10	12.37%
WisdomTree U.S. Quality Dividend Growth Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. Quality Dividend Growth Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGRW
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Annual Return 2014	rr_AnnualReturn2014	13.54%
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	11.97%
Annual Return 2017	rr_AnnualReturn2017	26.94%
Annual Return 2018	rr_AnnualReturn2018	(5.22%)
Annual Return 2019	rr_AnnualReturn2019	29.55%
Annual Return 2020	rr_AnnualReturn2020	13.83%
Annual Return 2021	rr_AnnualReturn2021	24.44%
Annual Return 2022	rr_AnnualReturn2022	(6.36%)
Annual Return 2023	rr_AnnualReturn2023	18.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.41%)
1 Year	rr_AverageAnnualReturnYear01	18.67%
5 Years	rr_AverageAnnualReturnYear05	15.31%
10 Years	rr_AverageAnnualReturnYear10	12.05%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.13%
5 Years	rr_AverageAnnualReturnYear05	14.73%
10 Years	rr_AverageAnnualReturnYear10	11.47%
WisdomTree U.S. Quality Dividend Growth Fund | WisdomTree U.S. Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.37%
5 Years	rr_AverageAnnualReturnYear05	12.24%
10 Years	rr_AverageAnnualReturnYear10	9.86%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that consists of the small-capitalization segment of dividend-paying U.S. common stocks with growth characteristics. The starting screening universe for the Index is the constituents of the WisdomTree U.S. SmallCap Dividend Index, which consists of the bottom 25% of the market capitalization of the WisdomTree U.S. Dividend Index, which defines the dividend-paying universe of companies in the U.S. stock market, after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $81.3 million to $4.6 billion, with an average market capitalization of $1.5 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of regular cash dividends on shares of common stock during the preceding 12 months; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield. From this starting universe, the Index is comprised of the top 50% of companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets.

The Index is dividend weighted annually to reflect the proportionate share of the aggregate cash dividends each constituent company is projected to pay in the coming year, based on the most recently declared dividend per share, a measure of fundamental value. Generally, companies projected to pay more dividends are more heavily weighted.

On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2% and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 10%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 2000 Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 0.57%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	29.33%	4Q/2020
Lowest Return	(33.47)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.63%
5 Years	rr_AverageAnnualReturnYear05	12.05%
10 Years	rr_AverageAnnualReturnYear10	8.08%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGRS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	4.38%
Annual Return 2015	rr_AnnualReturn2015	(7.04%)
Annual Return 2016	rr_AnnualReturn2016	30.60%
Annual Return 2017	rr_AnnualReturn2017	7.08%
Annual Return 2018	rr_AnnualReturn2018	(10.28%)
Annual Return 2019	rr_AnnualReturn2019	24.36%
Annual Return 2020	rr_AnnualReturn2020	7.43%
Annual Return 2021	rr_AnnualReturn2021	23.22%
Annual Return 2022	rr_AnnualReturn2022	(13.02%)
Annual Return 2023	rr_AnnualReturn2023	21.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.47%)
1 Year	rr_AverageAnnualReturnYear01	21.05%
5 Years	rr_AverageAnnualReturnYear05	11.63%
10 Years	rr_AverageAnnualReturnYear10	7.76%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.29%
5 Years	rr_AverageAnnualReturnYear05	10.94%
10 Years	rr_AverageAnnualReturnYear10	7.11%
WisdomTree U.S. SmallCap Quality Dividend Growth Fund | WisdomTree U.S. SmallCap Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.88%
5 Years	rr_AverageAnnualReturnYear05	9.15%
10 Years	rr_AverageAnnualReturnYear10	6.12%
WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. LargeCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that consists of the 500 largest companies ranked by market capitalization in the WisdomTree U.S. Total Market Index, which is comprised of earnings-generating companies within the large-capitalization segment of the U.S. stock market. Companies in the Index are incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; (ii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 14.33%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.82%	2Q/2020
Lowest Return	(22.90)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. LargeCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. LargeCap Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. LargeCap Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. LargeCap Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. LargeCap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. LargeCap Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. LargeCap Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. LargeCap Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. LargeCap Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. LargeCap Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. LargeCap Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. LargeCap Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. LargeCap Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. LargeCap Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. LargeCap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.79%
5 Years	rr_AverageAnnualReturnYear05	14.45%
10 Years	rr_AverageAnnualReturnYear10	11.13%
WisdomTree U.S. LargeCap Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EPS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 8
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	26
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	45
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 103
Annual Return 2014	rr_AnnualReturn2014	13.49%
Annual Return 2015	rr_AnnualReturn2015	(1.65%)
Annual Return 2016	rr_AnnualReturn2016	13.87%
Annual Return 2017	rr_AnnualReturn2017	22.52%
Annual Return 2018	rr_AnnualReturn2018	(7.29%)
Annual Return 2019	rr_AnnualReturn2019	32.59%
Annual Return 2020	rr_AnnualReturn2020	11.88%
Annual Return 2021	rr_AnnualReturn2021	27.49%
Annual Return 2022	rr_AnnualReturn2022	(15.82%)
Annual Return 2023	rr_AnnualReturn2023	22.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	14.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.90%)
1 Year	rr_AverageAnnualReturnYear01	22.72%
5 Years	rr_AverageAnnualReturnYear05	14.33%
10 Years	rr_AverageAnnualReturnYear10	10.93%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.17%
5 Years	rr_AverageAnnualReturnYear05	13.82%
10 Years	rr_AverageAnnualReturnYear10	10.41%
WisdomTree U.S. LargeCap Fund | WisdomTree U.S. LargeCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.78%
5 Years	rr_AverageAnnualReturnYear05	11.44%
10 Years	rr_AverageAnnualReturnYear10	8.91%
WisdomTree U.S. MidCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. MidCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the mid-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the top 75% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $498.8 million to $27.1 billion, with an average market capitalization of $5.5 billion. Companies in the Index are incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; (ii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Industrials and Consumer Discretionary Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■

Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the S&P MidCap 400 Index and the Russell Midcap Value Index, each of which more closely represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 1.35%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	28.15%	4Q/2020
Lowest Return	(36.79)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. MidCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. MidCap Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. MidCap Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. MidCap Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. MidCap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. MidCap Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. MidCap Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. MidCap Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. MidCap Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. MidCap Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. MidCap Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. MidCap Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. MidCap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. MidCap Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. MidCap Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. MidCap Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.92%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	9.04%
WisdomTree U.S. MidCap Fund | S&P MidCap 400 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	9.27%
WisdomTree U.S. MidCap Fund | Russell Midcap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.71%
5 Years	rr_AverageAnnualReturnYear05	11.16%
10 Years	rr_AverageAnnualReturnYear10	8.26%
WisdomTree U.S. MidCap Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EZM
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	8.44%
Annual Return 2015	rr_AnnualReturn2015	(4.63%)
Annual Return 2016	rr_AnnualReturn2016	19.71%
Annual Return 2017	rr_AnnualReturn2017	17.22%
Annual Return 2018	rr_AnnualReturn2018	(12.31%)
Annual Return 2019	rr_AnnualReturn2019	24.65%
Annual Return 2020	rr_AnnualReturn2020	5.50%
Annual Return 2021	rr_AnnualReturn2021	30.83%
Annual Return 2022	rr_AnnualReturn2022	(12.12%)
Annual Return 2023	rr_AnnualReturn2023	19.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.35%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.79%)
1 Year	rr_AverageAnnualReturnYear01	19.41%
5 Years	rr_AverageAnnualReturnYear05	12.54%
10 Years	rr_AverageAnnualReturnYear10	8.68%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.02%
5 Years	rr_AverageAnnualReturnYear05	12.14%
10 Years	rr_AverageAnnualReturnYear10	8.29%
WisdomTree U.S. MidCap Fund | WisdomTree U.S. MidCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.72%
5 Years	rr_AverageAnnualReturnYear05	9.96%
10 Years	rr_AverageAnnualReturnYear10	6.98%
WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. SmallCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of earnings-generating companies within the small-capitalization segment of the U.S. stock market. The Index is comprised of the companies in the bottom 25% of the market capitalization of the WisdomTree U.S. Total Market Index, which defines the earnings-generating universe of companies in the U.S. stock market, after the 500 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $55.0 million to $12.7 billion, with an average market capitalization of $1.1 billion. Companies must be incorporated, domiciled and listed in the U.S. and have generated positive cumulative earnings over their most recent four fiscal quarters prior to the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) market capitalization of at least $100 million; (ii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (iii) a price to earnings ratio of at least 2.

The Index is earnings weighted annually to reflect the proportionate share of the aggregate earnings each constituent company has generated. Generally, companies with greater earnings typically have larger weights in the Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Consumer Discretionary and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■

Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■

Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■

Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the Russell 3000 Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Russell 2000 Index and the Russell 2000 Value Index, each of which more closely represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was (4.18)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.84%	4Q/2020
Lowest Return	(41.51)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. SmallCap Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. SmallCap Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. SmallCap Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. SmallCap Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. SmallCap Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. SmallCap Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree U.S. SmallCap Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. SmallCap Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. SmallCap Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. SmallCap Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. SmallCap Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. SmallCap Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. SmallCap Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. SmallCap Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree U.S. SmallCap Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree U.S. SmallCap Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.96%
5 Years	rr_AverageAnnualReturnYear05	11.20%
10 Years	rr_AverageAnnualReturnYear10	7.94%
WisdomTree U.S. SmallCap Fund | Russell 2000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
10 Years	rr_AverageAnnualReturnYear10	7.16%
WisdomTree U.S. SmallCap Fund | Russell 2000 Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.65%
5 Years	rr_AverageAnnualReturnYear05	10.00%
10 Years	rr_AverageAnnualReturnYear10	6.76%
WisdomTree U.S. SmallCap Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EES
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2014	rr_AnnualReturn2014	2.19%
Annual Return 2015	rr_AnnualReturn2015	(7.09%)
Annual Return 2016	rr_AnnualReturn2016	29.96%
Annual Return 2017	rr_AnnualReturn2017	12.56%
Annual Return 2018	rr_AnnualReturn2018	(9.96%)
Annual Return 2019	rr_AnnualReturn2019	21.92%
Annual Return 2020	rr_AnnualReturn2020	2.79%
Annual Return 2021	rr_AnnualReturn2021	34.34%
Annual Return 2022	rr_AnnualReturn2022	(16.16%)
Annual Return 2023	rr_AnnualReturn2023	18.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.51%)
1 Year	rr_AverageAnnualReturnYear01	18.42%
5 Years	rr_AverageAnnualReturnYear05	10.82%
10 Years	rr_AverageAnnualReturnYear10	7.65%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	10.43%
10 Years	rr_AverageAnnualReturnYear10	7.29%
WisdomTree U.S. SmallCap Fund | WisdomTree U.S. SmallCap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.11%
5 Years	rr_AverageAnnualReturnYear05	8.54%
10 Years	rr_AverageAnnualReturnYear10	6.12%
WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree U.S. Multifactor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is generally comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors (value and quality measures) and two technical factors (momentum and correlation). To be eligible for inclusion in the Index, a company must meet the following criteria as of the quarterly Index screening date: (i) listed on a U.S. stock exchange and incorporated and headquartered in the United States; (ii) median daily dollar trading volume of at least $1,000,000 for each of the preceding three months; and (iii) only common stocks, real estate investment trusts (“REITs”), tracking stocks and holding companies are eligible for inclusion in the Index.

The top 800 companies by market capitalization that meet the foregoing criteria (the “Starting Universe”) are assigned a score for each of the following factors:

■	Value – determined by fundamental valuation ratios, e.g., price-to-book, price-to-sales, price-to-earnings

■	Quality – determined by static observations and trends of these ratios over time, e.g., return on equity, return on assets
■	Momentum – determined by a stock’s risk adjusted returns over multiple periods of time
■	Low Correlation – incorporates diversification potential of stocks that are less correlated to the market over historical periods

The score for each factor is used to calculate a company’s overall factor score. Companies from the Starting Universe are ranked by their overall factor score, and the top twenty-five percent (25%) (i.e., 200 out of 800 companies) are selected for inclusion in the Index. Companies are weighted in the Index by a combination of their overall factor score and their inverse volatility over the prior 12 months, subject to certain sector weighting considerations set forth below. For the inverse volatility weighting constituent, the Index methodology determines each company’s volatility (or risk) as measured by standard deviation over the past 12 months, which reflects the average amount a company’s stock price has differed from the mean over that period. Companies with higher overall factor scores and lower volatility (or risk) receive higher weights in the Index and companies with lower overall factor scores and higher volatility (or risk) receive lower weights in the Index.

The Index is reconstituted and rebalanced quarterly. On the Index’s quarterly screening date, the maximum weight of any security in the Index is capped at 4% and the sectors are weighted the same as the sector weights in the Starting Universe (i.e., sector neutral). The Index also may adjust the weight of individual constituents on the quarterly screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector in the Index may fluctuate from the sector neutral weighting, and the weight of an individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a particular sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index, it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■

Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.
■

Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■

Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the S&P 500 Equal Weight Index, a broad-based securities market index intended to represent the overall domestic equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the S&P 500 Index and the Russell 3000 Index, each of which represent the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 8.71%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	21.77%	2Q/2020
Lowest Return	(22.47)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree U.S. Multifactor Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree U.S. Multifactor Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree U.S. Multifactor Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree U.S. Multifactor Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree U.S. Multifactor Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree U.S. Multifactor Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. The Fund expects to invest most of its assets in the securities of U.S. companies and is therefore, more likely to be impacted by events or conditions affecting the United States.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree U.S. Multifactor Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Geopolitical Risk. The United States has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree U.S. Multifactor Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree U.S. Multifactor Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree U.S. Multifactor Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree U.S. Multifactor Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree U.S. Multifactor Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree U.S. Multifactor Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree U.S. Multifactor Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree U.S. Multifactor Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree U.S. Multifactor Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■

Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.26%
5 Years	rr_AverageAnnualReturnYear05	11.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | Russell 3000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
Since Inception	rr_AverageAnnualReturnSinceInception	12.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | S&P 500 Equal Weight Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.87%
5 Years	rr_AverageAnnualReturnYear05	13.77%
Since Inception	rr_AverageAnnualReturnSinceInception	10.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	USMF
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	90
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	157
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 356
Annual Return 2018	rr_AnnualReturn2018	(4.25%)
Annual Return 2019	rr_AnnualReturn2019	24.00%
Annual Return 2020	rr_AnnualReturn2020	11.91%
Annual Return 2021	rr_AnnualReturn2021	21.08%
Annual Return 2022	rr_AnnualReturn2022	(8.76%)
Annual Return 2023	rr_AnnualReturn2023	13.48%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	13.48%
5 Years	rr_AverageAnnualReturnYear05	11.71%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.09%
5 Years	rr_AverageAnnualReturnYear05	11.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree U.S. Multifactor Fund | WisdomTree U.S. Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.21%
5 Years	rr_AverageAnnualReturnYear05	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2017
WisdomTree International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Japan and Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance also is shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 4.58%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.34%	4Q/2022
Lowest Return	(25.52)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International Equity Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International Equity Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree International Equity Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree International Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International Equity Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International Equity Fund | WisdomTree International Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	3.73%
WisdomTree International Equity Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.16%
WisdomTree International Equity Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
WisdomTree International Equity Fund | WisdomTree International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWM
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2014	rr_AnnualReturn2014	(3.52%)
Annual Return 2015	rr_AnnualReturn2015	(2.60%)
Annual Return 2016	rr_AnnualReturn2016	2.88%
Annual Return 2017	rr_AnnualReturn2017	23.46%
Annual Return 2018	rr_AnnualReturn2018	(13.54%)
Annual Return 2019	rr_AnnualReturn2019	19.07%
Annual Return 2020	rr_AnnualReturn2020	(1.94%)
Annual Return 2021	rr_AnnualReturn2021	10.44%
Annual Return 2022	rr_AnnualReturn2022	(9.11%)
Annual Return 2023	rr_AnnualReturn2023	16.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.52%)
1 Year	rr_AverageAnnualReturnYear01	16.56%
5 Years	rr_AverageAnnualReturnYear05	6.44%
10 Years	rr_AverageAnnualReturnYear10	3.49%
WisdomTree International Equity Fund | WisdomTree International Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.30%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	2.61%
WisdomTree International Equity Fund | WisdomTree International Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.49%
5 Years	rr_AverageAnnualReturnYear05	4.99%
10 Years	rr_AverageAnnualReturnYear10	2.62%
WisdomTree International High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $200 million; (iv) median daily dollar trading volume of at least $200,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 2.07%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.04%	4Q/2022
Lowest Return	(29.07)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International High Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International High Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International High Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International High Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International High Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International High Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International High Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International High Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International High Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International High Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International High Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International High Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International High Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International High Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International High Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International High Dividend Fund | WisdomTree International High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.31%
5 Years	rr_AverageAnnualReturnYear05	6.33%
10 Years	rr_AverageAnnualReturnYear10	3.11%
WisdomTree International High Dividend Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.16%
WisdomTree International High Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DTH
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(4.47%)
Annual Return 2015	rr_AnnualReturn2015	(6.98%)
Annual Return 2016	rr_AnnualReturn2016	5.10%
Annual Return 2017	rr_AnnualReturn2017	20.33%
Annual Return 2018	rr_AnnualReturn2018	(12.57%)
Annual Return 2019	rr_AnnualReturn2019	17.74%
Annual Return 2020	rr_AnnualReturn2020	(7.05%)
Annual Return 2021	rr_AnnualReturn2021	8.62%
Annual Return 2022	rr_AnnualReturn2022	(2.12%)
Annual Return 2023	rr_AnnualReturn2023	15.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.07%)
1 Year	rr_AverageAnnualReturnYear01	15.19%
5 Years	rr_AverageAnnualReturnYear05	6.03%
10 Years	rr_AverageAnnualReturnYear10	2.79%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	4.80%
10 Years	rr_AverageAnnualReturnYear10	1.64%
WisdomTree International High Dividend Fund | WisdomTree International High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.81%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	1.99%
WisdomTree International LargeCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International LargeCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree International Equity Index, as of the annual Index screening date. As of June 30, 2024, the Index had a market capitalization range from $9.8 billion to $635.9 billion, with an average market capitalization of $54.8 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	istorical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 5.21%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.80%	4Q/2022
Lowest Return	(24.30)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International LargeCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International LargeCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International LargeCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International LargeCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International LargeCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International LargeCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International LargeCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International LargeCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International LargeCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International LargeCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International LargeCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International LargeCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International LargeCap Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund invests primarily in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International LargeCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International LargeCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International LargeCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International LargeCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.02%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	3.63%
WisdomTree International LargeCap Dividend Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.95%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.16%
WisdomTree International LargeCap Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DOL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2014	rr_AnnualReturn2014	(4.24%)
Annual Return 2015	rr_AnnualReturn2015	(4.82%)
Annual Return 2016	rr_AnnualReturn2016	2.80%
Annual Return 2017	rr_AnnualReturn2017	21.54%
Annual Return 2018	rr_AnnualReturn2018	(12.49%)
Annual Return 2019	rr_AnnualReturn2019	18.71%
Annual Return 2020	rr_AnnualReturn2020	(2.74%)
Annual Return 2021	rr_AnnualReturn2021	11.06%
Annual Return 2022	rr_AnnualReturn2022	(6.73%)
Annual Return 2023	rr_AnnualReturn2023	17.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.21%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
1 Year	rr_AverageAnnualReturnYear01	17.05%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	3.38%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.86%
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	2.49%
WisdomTree International LargeCap Dividend Fund | WisdomTree International LargeCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.80%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	2.53%
WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International MidCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $1.4 billion to $28.8 billion, with an average market capitalization of $6.4 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Japan and Europe (including exposure to the United Kingdom) comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Mid Cap Index and the MSCI EAFE Mid Cap Value Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 1.58%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.16%	4Q/2022
Lowest Return	(28.48)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International MidCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International MidCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International MidCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International MidCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International MidCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International MidCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International MidCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International MidCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International MidCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International MidCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International MidCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International MidCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International MidCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International MidCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International MidCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree International MidCap Dividend Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund invests primarily in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree International MidCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International MidCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.49%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	4.12%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Mid Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.66%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	4.32%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Mid Cap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.18%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	3.97%
WisdomTree International MidCap Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIM
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(1.30%)
Annual Return 2015	rr_AnnualReturn2015	2.40%
Annual Return 2016	rr_AnnualReturn2016	2.22%
Annual Return 2017	rr_AnnualReturn2017	28.09%
Annual Return 2018	rr_AnnualReturn2018	(15.07%)
Annual Return 2019	rr_AnnualReturn2019	19.84%
Annual Return 2020	rr_AnnualReturn2020	(0.33%)
Annual Return 2021	rr_AnnualReturn2021	9.23%
Annual Return 2022	rr_AnnualReturn2022	(14.31%)
Annual Return 2023	rr_AnnualReturn2023	15.21%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.48%)
1 Year	rr_AverageAnnualReturnYear01	15.21%
5 Years	rr_AverageAnnualReturnYear05	5.19%
10 Years	rr_AverageAnnualReturnYear10	3.77%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.59%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	2.94%
WisdomTree International MidCap Dividend Fund | WisdomTree International MidCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.53%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	2.86%
WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States. The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree International Equity Index, as of the annual Index screening date, after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $56.5 million to $5.4 billion, with an average market capitalization of $1.2 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in one of 15 developed European countries (Austria, Belgium, Denmark, Finland,

France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore; (ii) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Japan and Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Small Cap Index and the MSCI EAFE Small Cap Value Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 1.44%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.23%	2Q/2020
Lowest Return	(31.83)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International SmallCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International SmallCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International SmallCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International SmallCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International SmallCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International SmallCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International SmallCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International SmallCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International SmallCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International SmallCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree International SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree International SmallCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	5.99%
10 Years	rr_AverageAnnualReturnYear10	4.55%
WisdomTree International SmallCap Dividend Fund | MSCI EAFE Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	6.58%
10 Years	rr_AverageAnnualReturnYear10	4.80%
WisdomTree International SmallCap Dividend Fund | MSCI EAFE Small Cap Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.38%
5 Years	rr_AverageAnnualReturnYear05	6.46%
10 Years	rr_AverageAnnualReturnYear10	4.41%
WisdomTree International SmallCap Dividend Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	4.28%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DLS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(7.12%)
Annual Return 2015	rr_AnnualReturn2015	6.95%
Annual Return 2016	rr_AnnualReturn2016	7.00%
Annual Return 2017	rr_AnnualReturn2017	30.95%
Annual Return 2018	rr_AnnualReturn2018	(18.69%)
Annual Return 2019	rr_AnnualReturn2019	22.11%
Annual Return 2020	rr_AnnualReturn2020	(1.23%)
Annual Return 2021	rr_AnnualReturn2021	11.66%
Annual Return 2022	rr_AnnualReturn2022	(17.36%)
Annual Return 2023	rr_AnnualReturn2023	15.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.83%)
1 Year	rr_AverageAnnualReturnYear01	15.40%
5 Years	rr_AverageAnnualReturnYear05	5.13%
10 Years	rr_AverageAnnualReturnYear10	3.81%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.14%
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	3.04%
WisdomTree International SmallCap Dividend Fund | WisdomTree International SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.85%
5 Years	rr_AverageAnnualReturnYear05	3.99%
10 Years	rr_AverageAnnualReturnYear10	2.98%
WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International AI Enhanced Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 138% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	138.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed and seeks to achieve its investment objective by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics (the “Parent Universe”) based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”). AI refers to the simulation of human intelligence by machines. Machine learning is a subset of AI that refers to a machine’s ability to learn and improve from experience automatically without being explicitly programmed.

To be eligible for inclusion in the Parent Universe, a company must (i) be listed on a non-U.S. internationally recognized global stock exchange or regulated public market, (ii) have a market capitalization of at least $100 million, (iii) have an average daily volume of at least $100,000, and (iv) have an average of six months aggregate daily trading volume of 250,000 shares.

The AI model enhances the Fund’s value investing strategy by analyzing a variety of inputs, including company fundamentals and market sentiment, to select equity securities within the Parent Universe that exhibit value characteristics. The AI model seeks to self-identify persistent patterns in company data to identify those it expects to outperform, based on current and historical data spanning more than 20 years, including structured (e.g., financials) and unstructured (e.g., press releases, news articles) data.

The equity securities selected by the AI model typically have a lower price-to-book ratio, a lower price-to-earnings ratio, and greater free cash flow. The AI model is generally updated monthly and typically selects between 60 and 190 equity securities that exhibit strong value characteristics, such as those noted above, and have the greatest potential to achieve income and capital appreciation for inclusion in the Fund. The AI model weights the selected equities based on their overall model scores; however, the AI model limits the weight of any individual company to 6%. The Sub-Adviser oversees the AI model and generally intervenes in limited circumstances to address factors that the Sub-Adviser believes are not incorporated in the AI model, such as responding to corporate actions (e.g., mergers and acquisitions). The Sub-Adviser generally buys and sells equity securities for the Fund on a monthly basis based on the recommendations of the AI model, while also ensuring that the Fund remains in compliance with the Investment Company Act of 1940, as amended, and its rules and regulations. Between AI model updates, the Fund’s portfolio may temporarily include securities of companies that no longer meet the AI model’s investment criteria.

As of June 30, 2024, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

As of June 30, 2024, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Europe, particularly the United Kingdom, and Japan, although the Fund’s geographic exposure may change from time to time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As of June 30, 2024, companies in the Financials and Industrials Sectors comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability to learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Value Index, which more closely represents investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective January 18, 2022. Fund performance prior to January 18, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree International Dividend ex-Financials Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 0.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.58%	4Q/2022
Lowest Return	(25.42)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International AI Enhanced Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International AI Enhanced Value Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International AI Enhanced Value Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International AI Enhanced Value Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International AI Enhanced Value Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International AI Enhanced Value Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International AI Enhanced Value Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International AI Enhanced Value Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International AI Enhanced Value Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause the Fund to underperform other investment vehicles that invest in different asset classes.

WisdomTree International AI Enhanced Value Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International AI Enhanced Value Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International AI Enhanced Value Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International AI Enhanced Value Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. In addition, the investment model is AI-based and designed to identify companies expected to deliver outperformance based on its processing of and identification of patterns in an extensive amount of historical market data. The model’s use of AI heightens the aforementioned risks. For example, the success of the investment model is primarily driven by its ability to learn from the data input into the model. As a result, the Fund is subject to the risks that the AI element fails to learn and develop as expected, reaches erroneous conclusions, and/or is constrained by human intervention. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree International AI Enhanced Value Fund | Value Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Value Investing Risk. Value stocks, as a group, may be out of favor with the market and underperform growth stocks or the overall equity market. Value investing focuses on companies whose stocks appear undervalued, but value stocks may not realize their perceived intrinsic value for extended periods of time or may never realize their perceived intrinsic value.

WisdomTree International AI Enhanced Value Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree International AI Enhanced Value Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree International AI Enhanced Value Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree International AI Enhanced Value Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International AI Enhanced Value Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International AI Enhanced Value Fund | MSCI EAFE Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.95%	[10]
5 Years	rr_AverageAnnualReturnYear05	7.08%	[10]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[10]
WisdomTree International AI Enhanced Value Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%	[10]
5 Years	rr_AverageAnnualReturnYear05	8.16%	[10]
10 Years	rr_AverageAnnualReturnYear10	4.28%	[10]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIVI
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(4.08%)
Annual Return 2015	rr_AnnualReturn2015	(8.28%)
Annual Return 2016	rr_AnnualReturn2016	2.05%
Annual Return 2017	rr_AnnualReturn2017	20.03%
Annual Return 2018	rr_AnnualReturn2018	(9.36%)
Annual Return 2019	rr_AnnualReturn2019	17.69%
Annual Return 2020	rr_AnnualReturn2020	(1.16%)
Annual Return 2021	rr_AnnualReturn2021	9.38%
Annual Return 2022	rr_AnnualReturn2022	(10.04%)
Annual Return 2023	rr_AnnualReturn2023	18.15%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.42%)
1 Year	rr_AverageAnnualReturnYear01	18.15%	[10]
5 Years	rr_AverageAnnualReturnYear05	6.22%	[10]
10 Years	rr_AverageAnnualReturnYear10	2.82%	[10]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.49%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.97%	[10]
10 Years	rr_AverageAnnualReturnYear10	1.71%	[10]
WisdomTree International AI Enhanced Value Fund | WisdomTree International AI Enhanced Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.46%	[10]
5 Years	rr_AverageAnnualReturnYear05	4.66%	[10]
10 Years	rr_AverageAnnualReturnYear10	1.99%	[10]
WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: long-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in and list its shares on the major stock exchange in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong, or Singapore.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) an earnings yield that is greater than its dividend yield; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. Eligible companies are ranked according to a rules-based calculation based on the following three factors, weighted as follows: medium-term earnings growth expectations (50%), the historical three-year average return on equity (25%), and the historical three-year average return on assets (25%). The top 300 ranked companies are selected for inclusion in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Health Care, Consumer Discretionary and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, and Japan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 3.48%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.72%	2Q/2020
Lowest Return	(18.68)%	2Q/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International Quality Dividend Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International Quality Dividend Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International Quality Dividend Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree International Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree International Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree International Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree International Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

WisdomTree International Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of foreign currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.22%
5 Years	rr_AverageAnnualReturnYear05	10.81%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	7.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IQDG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%	[12]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2017	rr_AnnualReturn2017	31.39%
Annual Return 2018	rr_AnnualReturn2018	(17.04%)
Annual Return 2019	rr_AnnualReturn2019	29.91%
Annual Return 2020	rr_AnnualReturn2020	16.64%
Annual Return 2021	rr_AnnualReturn2021	12.38%
Annual Return 2022	rr_AnnualReturn2022	(20.15%)
Annual Return 2023	rr_AnnualReturn2023	20.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.68%)
1 Year	rr_AverageAnnualReturnYear01	20.85%
5 Years	rr_AverageAnnualReturnYear05	10.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.47%
5 Years	rr_AverageAnnualReturnYear05	9.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
WisdomTree International Quality Dividend Growth Fund | WisdomTree International Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	8.36%
Since Inception	rr_AverageAnnualReturnSinceInception	6.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
WisdomTree International Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Multifactor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of developed markets, excluding the United States and Canada, that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree. WisdomTree seeks to identify equity securities of developed countries, excluding the United States and Canada, that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of developed markets, excluding the United States and Canada. The Fund generally expects to invest in large and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

WisdomTree, Inc., the parent company of WisdomTree, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Fund's exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. While the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Fund had significant exposure (e.g., approximately 15% or more) to the Financials and Industrials Sectors.

As of June 30, 2024, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, Japan and Europe, particularly the United Kingdom, although the Fund’s geographic exposure may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall international equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EAFE Index, which represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 5.95%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	11.58%	2Q/2020
Lowest Return	(18.06)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Multifactor Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International Multifactor Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International Multifactor Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International Multifactor Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International Multifactor Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International Multifactor Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree International Multifactor Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Multifactor Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International Multifactor Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International Multifactor Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International Multifactor Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International Multifactor Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree International Multifactor Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree International Multifactor Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree International Multifactor Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree International Multifactor Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree International Multifactor Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree International Multifactor Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International Multifactor Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree International Multifactor Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

WisdomTree International Multifactor Fund | MSCI EAFE Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.24%
5 Years	rr_AverageAnnualReturnYear05	8.16%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree International Multifactor Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	9.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWMF
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.38%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 480
Annual Return 2019	rr_AnnualReturn2019	15.93%
Annual Return 2020	rr_AnnualReturn2020	(0.74%)
Annual Return 2021	rr_AnnualReturn2021	10.78%
Annual Return 2022	rr_AnnualReturn2022	(7.25%)
Annual Return 2023	rr_AnnualReturn2023	10.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.06%)
1 Year	rr_AverageAnnualReturnYear01	10.69%
5 Years	rr_AverageAnnualReturnYear05	5.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	4.84%
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree International Multifactor Fund | WisdomTree International Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	4.37%
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Europe Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index consists of dividend-paying common stocks of companies with growth characteristics that are incorporated and listed on a stock exchange in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland or the United Kingdom. The Index is a fundamentally weighted index that is generally comprised of the 300 companies with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country at 25% and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Health Care, Consumer Staples and Consumer Discretionary Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly Switzerland, the United Kingdom and France, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Switzerland, the United Kingdom and France, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Staples Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Europe Index, a broad-based securities market index intended to represent the overall European equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
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The Fund’s year-to-date total return as of June 30, 2024 was 2.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.46%	4Q/2022
Lowest Return	(20.01)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
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After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Europe Quality Dividend Growth Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Europe Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
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■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Europe Quality Dividend Growth Fund | Investment Risk [Member]
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■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Europe Quality Dividend Growth Fund | Market Risk [Member]
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■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Europe Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
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■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Europe Quality Dividend Growth Fund | Cybersecurity Risk [Member]
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■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Europe Quality Dividend Growth Fund | Geopolitical Risk [Member]
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■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Europe Quality Dividend Growth Fund | Index and Data Risk [Member]
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■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Europe Quality Dividend Growth Fund | Investment Style Risk [Member]
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■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Europe Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
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■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Europe Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
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■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Europe Quality Dividend Growth Fund | Non-Correlation Risk [Member]
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■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Europe Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
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■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Europe Quality Dividend Growth Fund | Industrials Sector Risk [Member]
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■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Europe Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
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■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Europe Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
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■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Europe Quality Dividend Growth Fund | Growth Investing Risk [Member]
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■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree Europe Quality Dividend Growth Fund | Health Care Sector Risk [Member]
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■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

WisdomTree Europe Quality Dividend Growth Fund | Foreign Securities Risk [Member]
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■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Europe Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
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■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Europe Quality Dividend Growth Fund | Geographic Concentration In Europe Risk [Member]
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■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Switzerland, the United Kingdom and France, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree Europe Quality Dividend Growth Fund | Consumer Staples Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Staples Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Staples Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Staples Sector includes, for example, food and drug retail and companies whose primary lines of business are food, beverage and other household items, including agricultural products. This sector can be significantly affected by, among other things, changes in price and availability of underlying commodities, rising energy prices and global and economic conditions.

WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.09%
5 Years	rr_AverageAnnualReturnYear05	10.75%
Since Inception	rr_AverageAnnualReturnSinceInception	5.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.89%
5 Years	rr_AverageAnnualReturnYear05	9.09%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EUDG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[14]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2015	rr_AnnualReturn2015	3.43%
Annual Return 2016	rr_AnnualReturn2016	(3.94%)
Annual Return 2017	rr_AnnualReturn2017	29.63%
Annual Return 2018	rr_AnnualReturn2018	(15.05%)
Annual Return 2019	rr_AnnualReturn2019	28.00%
Annual Return 2020	rr_AnnualReturn2020	12.04%
Annual Return 2021	rr_AnnualReturn2021	16.10%
Annual Return 2022	rr_AnnualReturn2022	(18.23%)
Annual Return 2023	rr_AnnualReturn2023	19.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.01%)
1 Year	rr_AverageAnnualReturnYear01	19.69%
5 Years	rr_AverageAnnualReturnYear05	10.26%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.25%
5 Years	rr_AverageAnnualReturnYear05	9.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree Europe Quality Dividend Growth Fund | WisdomTree Europe Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.25%
5 Years	rr_AverageAnnualReturnYear05	8.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Europe SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index, which defines the dividend-paying universe of companies in Europe. The Index is comprised of the companies that compose the bottom 25% (bottom 30% with respect to a company to be deleted) of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. As of June 30, 2024, the Index had a market capitalization range from $84.3 million to $3.9 billion, with an average market capitalization of $1.1 billion. To be eligible for inclusion in the WisdomTree Europe Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Europe Index, a broad-based securities market index intended to represent the overall European equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI Europe Small Cap Index, which more closely represents investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 2.48%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.22%	4Q/2020
Lowest Return	(36.36)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Europe SmallCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Europe SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Europe SmallCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Europe SmallCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Europe SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Europe SmallCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Europe SmallCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Europe SmallCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Europe SmallCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Europe SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Europe SmallCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Europe SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Europe SmallCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Europe SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Europe SmallCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Europe SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Europe SmallCap Dividend Fund | Geographic Concentration In Europe Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in the United Kingdom, although this may change from time to time.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.87%
5 Years	rr_AverageAnnualReturnYear05	6.86%
10 Years	rr_AverageAnnualReturnYear10	4.76%
WisdomTree Europe SmallCap Dividend Fund | MSCI Europe Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.69%
5 Years	rr_AverageAnnualReturnYear05	7.52%
10 Years	rr_AverageAnnualReturnYear10	4.71%
WisdomTree Europe SmallCap Dividend Fund | MSCI Europe Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.89%
5 Years	rr_AverageAnnualReturnYear05	9.09%
10 Years	rr_AverageAnnualReturnYear10	4.13%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DFE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[15]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(6.33%)
Annual Return 2015	rr_AnnualReturn2015	10.96%
Annual Return 2016	rr_AnnualReturn2016	1.57%
Annual Return 2017	rr_AnnualReturn2017	32.45%
Annual Return 2018	rr_AnnualReturn2018	(21.43%)
Annual Return 2019	rr_AnnualReturn2019	26.79%
Annual Return 2020	rr_AnnualReturn2020	2.81%
Annual Return 2021	rr_AnnualReturn2021	18.25%
Annual Return 2022	rr_AnnualReturn2022	(22.53%)
Annual Return 2023	rr_AnnualReturn2023	14.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(36.36%)
1 Year	rr_AverageAnnualReturnYear01	14.86%
5 Years	rr_AverageAnnualReturnYear05	6.52%
10 Years	rr_AverageAnnualReturnYear10	4.18%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.38%
5 Years	rr_AverageAnnualReturnYear05	5.54%
10 Years	rr_AverageAnnualReturnYear10	3.38%
WisdomTree Europe SmallCap Dividend Fund | WisdomTree Europe SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.61%
5 Years	rr_AverageAnnualReturnYear05	5.05%
10 Years	rr_AverageAnnualReturnYear10	3.29%
WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Japan SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of dividend-paying small capitalization companies in Japan. As of June 30, 2024, the Index had a market capitalization range from $101.9 million to $3.7 billion, with an average market capitalization of $857.0 million. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation in Japan; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The Index is then created by removing the 300 largest companies by market capitalization from the list of eligible companies, as of the annual Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 2%, and the Index caps the weight of constituents exposed to any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, Information Technology and Materials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the Materials Sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan Index, a broad-based securities market index intended to represent the overall Japanese equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI Japan Small Cap Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 0.60%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.62%	4Q/2022
Lowest Return	(21.18)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Japan SmallCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Japan SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Japan SmallCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Japan SmallCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Japan SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Japan SmallCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Japan SmallCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Japan SmallCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Japan SmallCap Dividend Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Japan SmallCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Japan SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Japan SmallCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Japan SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Japan SmallCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Japan SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Japan SmallCap Dividend Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Japan SmallCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Japan SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Japanese yen will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Japan SmallCap Dividend Fund | Geographic Concentration In Japan [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

WisdomTree Japan SmallCap Dividend Fund | Materials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the Materials Sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.04%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	6.69%
WisdomTree Japan SmallCap Dividend Fund | MSCI Japan Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	5.35%
WisdomTree Japan SmallCap Dividend Fund | MSCI Japan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.32%
5 Years	rr_AverageAnnualReturnYear05	6.91%
10 Years	rr_AverageAnnualReturnYear10	4.97%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DFJ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(1.53%)
Annual Return 2015	rr_AnnualReturn2015	17.68%
Annual Return 2016	rr_AnnualReturn2016	11.04%
Annual Return 2017	rr_AnnualReturn2017	31.62%
Annual Return 2018	rr_AnnualReturn2018	(17.63%)
Annual Return 2019	rr_AnnualReturn2019	17.02%
Annual Return 2020	rr_AnnualReturn2020	(0.06%)
Annual Return 2021	rr_AnnualReturn2021	0.51%
Annual Return 2022	rr_AnnualReturn2022	(8.65%)
Annual Return 2023	rr_AnnualReturn2023	21.60%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.18%)
1 Year	rr_AverageAnnualReturnYear01	21.60%
5 Years	rr_AverageAnnualReturnYear05	5.48%
10 Years	rr_AverageAnnualReturnYear10	6.18%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.91%
5 Years	rr_AverageAnnualReturnYear05	5.01%
10 Years	rr_AverageAnnualReturnYear10	5.79%
WisdomTree Japan SmallCap Dividend Fund | WisdomTree Japan SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.31%
5 Years	rr_AverageAnnualReturnYear05	4.35%
10 Years	rr_AverageAnnualReturnYear10	5.02%
WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Japan Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to Japanese equity markets while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Japanese yen relative to the U.S. dollar.

The Index consists of dividend-paying companies incorporated in Japan and traded on the Tokyo Stock Exchange that derive less than 80% of their revenue from sources in Japan. By excluding companies that derive 80% or more of their revenue from Japan, the Index is tilted towards companies with a more significant global revenue base. The companies included in the Index typically have greater exposure to the value of global currencies and, in many cases, their business prospects historically have improved when the value of the yen has declined and have weakened when the value of the yen has increased. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Japanese yen and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is going up in value relative to the Japanese yen. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Japanese equity securities when the U.S. dollar is falling in value relative to the Japanese yen. To hedge its currency exposure to the Japanese yen, the Index applies a published one-month forward rate of the Japanese yen in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Japanese yen. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan Local Currency Index, a broad-based securities market index intended to represent the overall Japanese equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 27.60%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.47%	2Q/2023
Lowest Return	(21.42)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Japan Hedged Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Japan Hedged Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Japan Hedged Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Japan Hedged Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Japan Hedged Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Japan Hedged Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Japan Hedged Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Japan Hedged Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Japan Hedged Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Japan Hedged Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Japan Hedged Equity Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Japan Hedged Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Japan Hedged Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Japan Hedged Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Japan Hedged Equity Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Japan Hedged Equity Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Japan Hedged Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Japan Hedged Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree Japan Hedged Equity Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

WisdomTree Japan Hedged Equity Fund | Geographic Concentration In Japan [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

WisdomTree Japan Hedged Equity Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	41.75%
5 Years	rr_AverageAnnualReturnYear05	17.44%
10 Years	rr_AverageAnnualReturnYear10	10.66%
WisdomTree Japan Hedged Equity Fund | MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.56%
5 Years	rr_AverageAnnualReturnYear05	12.41%
10 Years	rr_AverageAnnualReturnYear10	8.10%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DXJ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2014	rr_AnnualReturn2014	10.48%
Annual Return 2015	rr_AnnualReturn2015	8.15%
Annual Return 2016	rr_AnnualReturn2016	0.07%
Annual Return 2017	rr_AnnualReturn2017	22.27%
Annual Return 2018	rr_AnnualReturn2018	(18.80%)
Annual Return 2019	rr_AnnualReturn2019	18.58%
Annual Return 2020	rr_AnnualReturn2020	2.66%
Annual Return 2021	rr_AnnualReturn2021	18.30%
Annual Return 2022	rr_AnnualReturn2022	7.51%
Annual Return 2023	rr_AnnualReturn2023	40.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
1 Year	rr_AverageAnnualReturnYear01	40.76%
5 Years	rr_AverageAnnualReturnYear05	16.86%
10 Years	rr_AverageAnnualReturnYear10	9.97%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	39.46%
5 Years	rr_AverageAnnualReturnYear05	16.22%
10 Years	rr_AverageAnnualReturnYear10	9.03%
WisdomTree Japan Hedged Equity Fund | WisdomTree Japan Hedged Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.79%
5 Years	rr_AverageAnnualReturnYear05	13.62%
10 Years	rr_AverageAnnualReturnYear10	7.90%
WisdomTree Japan Hedged SmallCap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Japan Hedged SmallCap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to Japanese small-capitalization equity markets while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Japanese yen relative to the U.S. dollar.

The Index consists of dividend-paying small capitalization companies incorporated in Japan and traded on the Tokyo Stock Exchange. As of June 30, 2024, the Index had a market capitalization range from $101.9 million to $3.7 billion, with an average market capitalization of $861.2 million. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporated in Japan and traded on the Tokyo Stock Exchange; (ii) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (iii) market capitalization of at least $100 million; (iv) median daily dollar trading volume of at least $100,000 for the preceding three months; and (v) trading of at least 250,000 shares per month for each of the preceding six months. The 300 largest companies by market capitalization are then removed from the list of eligible companies, as of the annual Index screening date.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 2%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials, Consumer Discretionary, Information Technology and Materials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Japanese yen and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Japanese small-capitalization equity securities when the U.S. dollar is going up in value relative to the Japanese yen. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Japanese small-capitalization equity securities when the U.S. dollar is falling in value relative to the Japanese yen. To hedge its currency exposure to the Japanese yen, the Index applies a published one-month forward rate of the Japanese yen in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Japanese yen. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Japanese yen or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the Materials Sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Japan Local Currency Index, a broad-based securities market index intended to represent the overall Japanese equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI Japan Small Cap Local Currency Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 17.33%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.76%	4Q/2016
Lowest Return	(21.42)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Japan Hedged SmallCap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Japan Hedged SmallCap Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Japan Hedged SmallCap Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Japan Hedged SmallCap Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Japan Hedged SmallCap Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Japan Hedged SmallCap Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Japan has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on Japan and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Japan Hedged SmallCap Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Japan Hedged SmallCap Equity Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Japan Hedged SmallCap Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Japan Hedged SmallCap Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Japan Hedged SmallCap Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Japan Hedged SmallCap Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Japan Hedged SmallCap Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Japan Hedged SmallCap Equity Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Japan Hedged SmallCap Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Japan Hedged SmallCap Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree Japan Hedged SmallCap Equity Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the yen may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the yen appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Japanese yen.

WisdomTree Japan Hedged SmallCap Equity Fund | Geographic Concentration In Japan [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Japan Risk. Because the Fund invests primarily in the securities of companies in Japan, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Japan’s economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political or social instability in such countries, also could have a negative impact on the Japanese economy as a whole. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention could cause the yen’s value to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

WisdomTree Japan Hedged SmallCap Equity Fund | Materials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Materials Sector Risk. The Fund currently invests a significant portion of its assets in the Materials Sector. This sector includes, for example, metals and mining, chemicals, construction materials, glass, paper and related packaging products and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.

WisdomTree Japan Hedged SmallCap Equity Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Japan Hedged SmallCap Equity Fund | Consumer Discretionary Sector Ris [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	37.60%
5 Years	rr_AverageAnnualReturnYear05	13.66%
10 Years	rr_AverageAnnualReturnYear10	11.28%
WisdomTree Japan Hedged SmallCap Equity Fund | MSCI Japan Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.09%
5 Years	rr_AverageAnnualReturnYear05	9.72%
10 Years	rr_AverageAnnualReturnYear10	8.49%
WisdomTree Japan Hedged SmallCap Equity Fund | MSCI Japan Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.56%
5 Years	rr_AverageAnnualReturnYear05	12.41%
10 Years	rr_AverageAnnualReturnYear10	8.10%
WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DXJS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	10.73%
Annual Return 2015	rr_AnnualReturn2015	17.32%
Annual Return 2016	rr_AnnualReturn2016	6.88%
Annual Return 2017	rr_AnnualReturn2017	29.46%
Annual Return 2018	rr_AnnualReturn2018	(17.82%)
Annual Return 2019	rr_AnnualReturn2019	18.33%
Annual Return 2020	rr_AnnualReturn2020	(4.64%)
Annual Return 2021	rr_AnnualReturn2021	11.98%
Annual Return 2022	rr_AnnualReturn2022	6.84%
Annual Return 2023	rr_AnnualReturn2023	36.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.42%)
1 Year	rr_AverageAnnualReturnYear01	36.69%
5 Years	rr_AverageAnnualReturnYear05	13.03%
10 Years	rr_AverageAnnualReturnYear10	10.55%
WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	35.84%
5 Years	rr_AverageAnnualReturnYear05	12.40%
10 Years	rr_AverageAnnualReturnYear10	9.78%
WisdomTree Japan Hedged SmallCap Equity Fund | WisdomTree Japan Hedged SmallCap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.39%
5 Years	rr_AverageAnnualReturnYear05	10.37%
10 Years	rr_AverageAnnualReturnYear10	8.49%
WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Europe Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to European equity securities while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the euro relative to the U.S. dollar.

The Index consists of those dividend-paying companies within the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that are organized and domiciled under the laws of a European country, trade in euros, have at least $1 billion in market capitalization, and derive at least 50% of their revenue from countries outside of Europe. Countries historically represented in the Index include: Germany, France, the Netherlands, Spain, Belgium, Finland, Italy, Portugal, Austria and Ireland. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iii) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to Consumer Discretionary, Industrials and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly Germany, France, the Netherlands and Spain, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the euro and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in European equity securities when the U.S. dollar is falling in value relative to the euro. To hedge its currency exposure to the euro, the Index applies a published one-month forward rate of the euro in U.S. dollars to the Index’s total equity exposure. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the euro. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the euro or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Germany, France, the Netherlands and Spain, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Germany
Germany’s economy is closely connected to the economies of other members of the EU and EMU and adverse economic conditions effecting one member may have effects across Europe. Additionally, EU or EMU policies and restrictions may have significant impacts on Germany’s economy. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU, could have a negative impact on the Fund’s performance.

Investments in Spain
Spain’s economy has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Spain’s economy is also subject to the destabilizing effects of recent successionist movements as well as increased political tensions and social unrest stemming from such movements.

Investments in the Netherlands
The Netherlands lacks many natural resources and, thus, is reliant on trade partners and vulnerable to fluctuations or shortages in commodity markets. Further, the Dutch economy is heavily dependent on the export of financial services. A decrease in demand for such services or a general downturn in the financial sector could have an adverse impact on the Dutch economy.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EMU Local Currency Index, a broad-based securities market index intended to represent the overall European equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 7.97%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.19%	1Q/2015
Lowest Return	(26.33)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Europe Hedged Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Europe Hedged Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Europe Hedged Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Europe Hedged Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Europe Hedged Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Europe Hedged Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Europe Hedged Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Europe Hedged Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Europe Hedged Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Europe Hedged Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Europe Hedged Equity Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Europe Hedged Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Europe Hedged Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Europe Hedged Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree Europe Hedged Equity Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Europe Hedged Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Europe Hedged Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree Europe Hedged Equity Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

WisdomTree Europe Hedged Equity Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Europe Hedged Equity Fund | Geographic Concentration In Europe [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Germany, France, the Netherlands and Spain, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Germany
Germany’s economy is closely connected to the economies of other members of the EU and EMU and adverse economic conditions effecting one member may have effects across Europe. Additionally, EU or EMU policies and restrictions may have significant impacts on Germany’s economy. These and other factors, including the potential consequences of sanctions related to Russia’s invasion of Ukraine and the withdrawal of the United Kingdom from the EU, could have a negative impact on the Fund’s performance.

Investments in Spain
Spain’s economy has from time to time experienced significant financial market volatility and economic adversity due to concerns about economic downturn, political instability and government debt levels. Spain’s economy is also subject to the destabilizing effects of recent successionist movements as well as increased political tensions and social unrest stemming from such movements.

Investments in the Netherlands
The Netherlands lacks many natural resources and, thus, is reliant on trade partners and vulnerable to fluctuations or shortages in commodity markets. Further, the Dutch economy is heavily dependent on the export of financial services. A decrease in demand for such services or a general downturn in the financial sector could have an adverse impact on the Dutch economy.

WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.39%
5 Years	rr_AverageAnnualReturnYear05	11.98%
10 Years	rr_AverageAnnualReturnYear10	8.60%
WisdomTree Europe Hedged Equity Fund | MSCI EMU Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.80%
5 Years	rr_AverageAnnualReturnYear05	9.54%
10 Years	rr_AverageAnnualReturnYear10	6.36%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HEDJ
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	6.55%
Annual Return 2015	rr_AnnualReturn2015	5.88%
Annual Return 2016	rr_AnnualReturn2016	9.30%
Annual Return 2017	rr_AnnualReturn2017	13.56%
Annual Return 2018	rr_AnnualReturn2018	(9.27%)
Annual Return 2019	rr_AnnualReturn2019	26.99%
Annual Return 2020	rr_AnnualReturn2020	(2.90%)
Annual Return 2021	rr_AnnualReturn2021	23.57%
Annual Return 2022	rr_AnnualReturn2022	(10.18%)
Annual Return 2023	rr_AnnualReturn2023	26.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.33%)
1 Year	rr_AverageAnnualReturnYear01	26.39%
5 Years	rr_AverageAnnualReturnYear05	11.58%
10 Years	rr_AverageAnnualReturnYear10	8.19%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	25.09%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	7.26%
WisdomTree Europe Hedged Equity Fund | WisdomTree Europe Hedged Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.02%
5 Years	rr_AverageAnnualReturnYear05	9.22%
10 Years	rr_AverageAnnualReturnYear10	6.38%
WisdomTree Europe Hedged SmallCap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Europe Hedged SmallCap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to small-capitalization equity securities within Europe, while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the euro relative to the U.S. dollar.

The Index consists of the dividend-paying companies within the bottom 10% of the total market capitalization of the WisdomTree International Equity Index, which defines the dividend-paying universe of companies in the industrialized world, excluding Canada and the United States, that trade in euros and are domiciled (i.e., maintain their principal place of business) in and list their shares on a stock exchange in a European country, such as Austria, Belgium, Finland, France, Germany, Ireland, Italy, Netherlands, Portugal or Spain. As of June 30, 2024, the Index had a market capitalization range from $161.6 million to $13.2 billion, with an average market capitalization of $3.1 billion. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $100 million; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any single security is capped at 2%, and the Index caps the weight of constituents exposed to a single sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of a sector or individual constituent may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Industrials and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly Italy and France, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the euro and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in European small-capitalization equity securities when the U.S. dollar is going up in value relative to the euro. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in European small-capitalization equity securities when the U.S. dollar is falling in value relative to the euro. To hedge its currency exposure to the euro, the Index applies a published one-month forward rate of the euro in U.S. dollars to the Index’s total equity exposure. If a country that had previously adopted the euro as its official currency were to revert back to its local currency, the country would remain in the Index and the Index would be hedged in such local currency as soon as practicable after forward rates become available for such currency.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the euro. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the euro. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the euro or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Italy and France, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Italy
Italy’s economy has experienced slower growth compared to other European economies. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. The Italian government has experienced significant budget deficits and a high amount of public debt relative to economic output, which has impaired Italy’s sovereign debt rating.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EMU Local Currency Index, a broad-based securities market index intended to represent the overall European equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI EMU Small Cap Local Currency Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 7.40%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.75%	2Q/2020
Lowest Return	(28.76)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Europe Hedged SmallCap Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Europe Hedged SmallCap Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Europe Hedged SmallCap Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Europe Hedged SmallCap Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Europe Hedged SmallCap Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Europe Hedged SmallCap Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Europe Hedged SmallCap Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Europe Hedged SmallCap Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Europe Hedged SmallCap Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Europe Hedged SmallCap Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Europe Hedged SmallCap Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Europe Hedged SmallCap Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Europe Hedged SmallCap Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. The Industrials Sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Europe Hedged SmallCap Equity Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Europe Hedged SmallCap Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Europe Hedged SmallCap Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree Europe Hedged SmallCap Equity Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the euro against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to the euro may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the euro appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the euro.

WisdomTree Europe Hedged SmallCap Equity Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Europe Hedged SmallCap Equity Fund | Geographic Concentration In Europe [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in Europe Risk. Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies. Members of the EMU must comply with restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in governmental or EU trade regulations could each have a significant impact on the economies of some or all European countries. The European economy is also subject to the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. In addition, the extent and duration of Russia’s military invasion of Ukraine, initiated in February 2022, and the broad-ranging economic sanctions levied against Russia by the United States, the EU, the United Kingdom, and other countries, are impossible to predict, but these events could have a significant adverse impact on Europe’s overall economy and may adversely affect the Fund’s performance even in the absence of direct exposure to Russian securities. The manifestation of any of these risks could have a negative effect on the Fund’s investments in Europe. The Fund currently invests a significant portion of its assets in companies organized in Italy and France, although this may change from time to time.

Investments in France
France’s economy is dependent on its agricultural exports and fluctuations in the demand for agricultural products may have negative impacts on France’s economy. The United Kingdom’s exit from the European Union may adversely impact France’s economy due to decreased demand for French exports in the United Kingdom. France has experienced several terrorist attacks over the past several years, creating a climate of insecurity that has been detrimental to tourism.

Investments in Italy
Italy’s economy has experienced slower growth compared to other European economies. Recently, the Italian economy has experienced volatility due to concerns about economic downturn and rising government debt levels. The Italian government has experienced significant budget deficits and a high amount of public debt relative to economic output, which has impaired Italy’s sovereign debt rating.

WisdomTree Europe Hedged SmallCap Equity Fund | WisdomTree Europe Hedged SmallCap Equity Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	10.48%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | MSCI EMU Small Cap Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.02%
5 Years	rr_AverageAnnualReturnYear05	9.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | MSCI EMU Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.80%
5 Years	rr_AverageAnnualReturnYear05	9.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | WisdomTree Europe Hedged SmallCap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EUSC
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2016	rr_AnnualReturn2016	7.86%
Annual Return 2017	rr_AnnualReturn2017	22.32%
Annual Return 2018	rr_AnnualReturn2018	(13.41%)
Annual Return 2019	rr_AnnualReturn2019	28.45%
Annual Return 2020	rr_AnnualReturn2020	(2.34%)
Annual Return 2021	rr_AnnualReturn2021	22.65%
Annual Return 2022	rr_AnnualReturn2022	(11.18%)
Annual Return 2023	rr_AnnualReturn2023	19.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.76%)
1 Year	rr_AverageAnnualReturnYear01	19.33%
5 Years	rr_AverageAnnualReturnYear05	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | WisdomTree Europe Hedged SmallCap Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.39%
5 Years	rr_AverageAnnualReturnYear05	9.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree Europe Hedged SmallCap Equity Fund | WisdomTree Europe Hedged SmallCap Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.20%
5 Years	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2015
WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree International Hedged Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index consists of dividend-paying common stocks with growth characteristics of companies in the industrialized world, excluding Canada and the United States, while at the same time neutralizing exposure to fluctuations of the value of foreign currencies relative to the U.S. dollar. The Index is generally comprised of the 300 companies in the WisdomTree International Equity Index with the best combined rank of certain growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. The WisdomTree International Equity Index is a fundamentally weighted index that is comprised of companies that pay regular cash dividends. To be eligible for inclusion in the WisdomTree International Equity Index a company must be incorporated in one of 15 developed European countries (Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Israel, Japan, Australia, Hong Kong or Singapore.

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $1 billion; (iii) median daily dollar trading volume of at least $100,000 for each of the preceding three months; (iv) trading of at least 250,000 shares per month for each of the preceding six months; and (v) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Health Care, Consumer Discretionary and Industrials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe, particularly the United Kingdom, and Japan, comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of foreign currencies and the U.S. dollar. The Index is designed to have higher returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment in foreign equity securities when foreign currencies are rising relative to the U.S. dollar. To hedge its currency exposure to foreign currencies, the Index applies a published one-month forward rate of the foreign currencies in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to foreign currencies. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the specified foreign currencies. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the foreign currencies or fluctuations in their value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI EAFE Local Currency Index, a broad-based securities market index intended to represent the overall global equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 9.73%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.38%	1Q/2019
Lowest Return	(15.40)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree International Hedged Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree International Hedged Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree International Hedged Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree International Hedged Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree International Hedged Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree International Hedged Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree International Hedged Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

WisdomTree International Hedged Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree International Hedged Quality Dividend Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree International Hedged Quality Dividend Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree International Hedged Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree International Hedged Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree International Hedged Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree International Hedged Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree International Hedged Quality Dividend Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree International Hedged Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree International Hedged Quality Dividend Growth Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree International Hedged Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree International Hedged Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

WisdomTree International Hedged Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree International Hedged Quality Dividend Growth Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree International Hedged Quality Dividend Growth Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of foreign currencies against the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, to minimize transaction costs, or for other reasons, the Fund’s exposure to foreign currencies may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign currencies.

WisdomTree International Hedged Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.25%
5 Years	rr_AverageAnnualReturnYear05	13.95%
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | MSCI EAFE Local Currency Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.16%
5 Years	rr_AverageAnnualReturnYear05	9.49%
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IHDG
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2015	rr_AnnualReturn2015	12.55%
Annual Return 2016	rr_AnnualReturn2016	1.66%
Annual Return 2017	rr_AnnualReturn2017	21.47%
Annual Return 2018	rr_AnnualReturn2018	(11.71%)
Annual Return 2019	rr_AnnualReturn2019	32.74%
Annual Return 2020	rr_AnnualReturn2020	10.78%
Annual Return 2021	rr_AnnualReturn2021	19.72%
Annual Return 2022	rr_AnnualReturn2022	(11.36%)
Annual Return 2023	rr_AnnualReturn2023	19.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.40%)
1 Year	rr_AverageAnnualReturnYear01	19.55%
5 Years	rr_AverageAnnualReturnYear05	13.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.17%
5 Years	rr_AverageAnnualReturnYear05	12.20%
Since Inception	rr_AverageAnnualReturnSinceInception	8.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree International Hedged Quality Dividend Growth Fund | WisdomTree International Hedged Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	10.56%
Since Inception	rr_AverageAnnualReturnSinceInception	7.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 07, 2014
WisdomTree India Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree India Hedged Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree India Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Hedged Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund is newly organized and therefore, portfolio turnover information is not yet available.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the constituent securities of its Index, each of which is a security issued by a company incorporated in India and the shares of which are listed on an Indian stock exchange, or in financial instruments with economic characteristics that are similar to those of, or that provide investment exposure to one or more of the market risks associated with, the constituent securities.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), has created the Index to provide exposure to companies incorporated, listed, and traded in India, while at the same time “hedging” or neutralizing exposure to fluctuations in the value of the Indian rupee relative to the U.S. dollar.

The Index is reconstituted and rebalanced annually. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) be incorporated in India; (ii) be listed on the Bombay (Mumbai) Stock Exchange; (iii) have a float-adjusted market capitalization (“float-adjusted” means that the share amounts reflect only shares available to investors) of at least $200 million; (iv) have a median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (v) have a trading volume of at least 250,000 shares per month for each of the preceding six months.

The top 75 companies by float-adjusted market capitalization that meet the investment criteria are selected as Index constituents. Each constituent is assigned an Index weight based on the company’s float-adjusted market capitalization, as modified to comply with limitations set forth in the Index methodology, certain of which are described below. On the Index’s annual screening date, the maximum weight of any constituent in the Index is capped at 10%, and the weight of constituents exposed to any one sector is capped at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated on a pro rata basis among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The Index weight of an individual constituent or constituents exposed to a single sector may fluctuate above or below the specified caps between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

The Index “hedges” against, or seeks to minimize the impact of, fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Index is designed to have higher returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is going up in value relative to the Indian rupee. Conversely, the Index is designed to have lower returns than an equivalent un-hedged investment in Indian equity securities when the U.S. dollar is falling in value relative to the Indian rupee. To hedge its currency exposure to the Indian rupee, the Index applies a published one-month forward rate of the Indian rupee in U.S. dollars to the Index’s total equity exposure.

Currency forward contracts and/or currency futures contracts are used to hedge the Fund’s exposure to the Indian rupee. The contract value of currency forward contracts and currency futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Indian rupee. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to all currency fluctuations. The return of the currency forward contracts and currency futures contracts held by the Fund may not fully hedge or completely offset the Fund’s exposure to the Indian rupee or fluctuations in its value relative to that of the U.S. dollar.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives, such as currency forward contracts and futures contracts. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, while hedging can reduce or eliminate losses, it can also reduce or eliminate potential gains. For these and other reasons, including due to efforts to minimize transaction costs, the Fund’s exposure to the Indian rupee may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably in response to both global economic events and economic events affecting India. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the Indian rupee appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Indian rupee.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on India and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced operations on May 9, 2024, and therefore does not yet have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on May 9, 2024, and therefore does not yet have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
WisdomTree India Hedged Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree India Hedged Equity Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree India Hedged Equity Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree India Hedged Equity Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree India Hedged Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree India Hedged Equity Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree India Hedged Equity Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on India and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree India Hedged Equity Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree India Hedged Equity Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree India Hedged Equity Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree India Hedged Equity Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree India Hedged Equity Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree India Hedged Equity Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree India Hedged Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree India Hedged Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund expects to use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree India Hedged Equity Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Both the Fund and the Index seek to “hedge” or minimize the impact of fluctuations in the relative value of the Indian rupee and the U.S. dollar. The Fund seeks to hedge against such fluctuations largely through the use of derivatives, such as currency forward contracts and futures contracts. Such derivatives may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency, and there can be no assurance that the Fund’s hedging strategies and transactions will be effective. In addition, while hedging can reduce or eliminate losses, it can also reduce or eliminate potential gains. For these and other reasons, including due to efforts to minimize transaction costs, the Fund’s exposure to the Indian rupee may not be fully hedged at all times. Currency exchange rates can be volatile, changing quickly and unpredictably in response to both global economic events and economic events affecting India. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money. For example, the value of an investment in the Fund could be significantly and adversely affected if (i) the value of the Indian rupee appreciates relative to the U.S. dollar at the same time the value of the Fund’s equity holdings depreciates, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to the Indian rupee.

WisdomTree India Hedged Equity Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree India Hedged Equity Fund | Geographic Concentration In India Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

WisdomTree India Hedged Equity Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree India Hedged Equity Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree India Hedged Equity Fund | WisdomTree India Hedged Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	INDH
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[19]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 202
WisdomTree Global High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which defines the dividend-paying universe of companies in the U.S., developed countries and emerging markets throughout the world. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on shares of common stock during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months (at least $200,000 for each of the preceding six months for emerging markets); and (iv) for non-U.S. securities, trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the Index are ranked by dividend yield as adjusted by a composite risk score based on fundamental valuation, quality and momentum characteristics. Securities ranking in the highest 30% by dividend yield and top 80% by composite risk score are selected for inclusion in the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield by region (i.e., U.S., developed and emerging markets) at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions. As of the date of this Prospectus, non-U.S. equity securities comprise at least 40% of the Index, and WisdomTree Asset Management, Inc., the Fund’s investment adviser, expects that, under normal circumstances, non-U.S. equity securities will comprise at least 40% of the Fund.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials Sector.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to the United States and Europe (including exposure to the United Kingdom) comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI AC World Index, a broad-based securities market index intended to represent the overall global equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 4.84%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	14.75%	4Q/2020
Lowest Return	(28.73)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Global High Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Global High Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Global High Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Global High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Global High Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Global High Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Global High Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree Global High Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Global High Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Global High Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Global High Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Global High Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Global High Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Global High Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Global High Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Global High Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Global High Dividend Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.11%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	4.27%
WisdomTree Global High Dividend Fund | MSCI AC World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.20%
5 Years	rr_AverageAnnualReturnYear05	11.72%
10 Years	rr_AverageAnnualReturnYear10	7.93%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEW
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(2.20%)
Annual Return 2015	rr_AnnualReturn2015	(7.09%)
Annual Return 2016	rr_AnnualReturn2016	14.05%
Annual Return 2017	rr_AnnualReturn2017	15.25%
Annual Return 2018	rr_AnnualReturn2018	(9.84%)
Annual Return 2019	rr_AnnualReturn2019	20.52%
Annual Return 2020	rr_AnnualReturn2020	(7.58%)
Annual Return 2021	rr_AnnualReturn2021	20.47%
Annual Return 2022	rr_AnnualReturn2022	(2.63%)
Annual Return 2023	rr_AnnualReturn2023	9.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.73%)
1 Year	rr_AverageAnnualReturnYear01	9.77%
5 Years	rr_AverageAnnualReturnYear05	7.48%
10 Years	rr_AverageAnnualReturnYear10	4.44%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	3.38%
WisdomTree Global High Dividend Fund | WisdomTree Global High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.41%
5 Years	rr_AverageAnnualReturnYear05	5.66%
10 Years	rr_AverageAnnualReturnYear10	3.26%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that consists of dividend-paying global ex-U.S. common stocks with growth characteristics. The Index is comprised of the 300 companies in the WisdomTree Global ex-U.S. Dividend Index, which defines the dividend-paying universe of companies in developed countries and emerging markets throughout the world, excluding the United States, with the best combined rank of growth and quality factors, specifically: medium-term earnings growth expectations, return on equity, and return on assets. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in gross cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $2 billion; (iii) median daily dollar trading volume of at least $100,000 for the preceding three months; and (iv) an earnings yield greater than the dividend yield.

Securities are weighted in the Index based on dividends over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%, and the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 20%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Industrials and Health Care Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe (including exposure to Switzerland) and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI AC World ex-USA Index, a broad-based securities market index intended to represent the overall global ex-U.S. equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI AC World ex-USA Growth Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 6.36%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.44%	2Q/2020
Lowest Return	(19.74)%	2Q/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in Switzerland
The Swiss economy is heavily dependent on the economies of the United States and other European nations as key trading partners. In particular, Switzerland depends on international trade and exports to generate economic growth. As a result, future changes in the price or the demand for Swiss products or services by these trading partners, or changes in these countries’ economies, trade regulations or currency exchange rates could adversely impact the Swiss economy.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Health Care Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Health Care Sector Risk. The Fund currently invests a significant portion of its assets in the Health Care Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Health Care Sector includes, for example, biotechnology, pharmaceutical, health care facilities, and health care equipment and supply companies. This sector can be significantly affected by, among other things, lapsing patent protection, technological developments that make drugs obsolete, government regulation, price controls, and approvals for drugs.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.99%
5 Years	rr_AverageAnnualReturnYear05	11.78%
10 Years	rr_AverageAnnualReturnYear10	6.93%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | MSCI AC World ex-USA Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	7.49%
10 Years	rr_AverageAnnualReturnYear10	4.55%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%
5 Years	rr_AverageAnnualReturnYear05	7.08%
10 Years	rr_AverageAnnualReturnYear10	3.83%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DNL
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.42%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[20]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 43
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	135
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	235
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Annual Return 2014	rr_AnnualReturn2014	(0.13%)
Annual Return 2015	rr_AnnualReturn2015	(7.01%)
Annual Return 2016	rr_AnnualReturn2016	5.13%
Annual Return 2017	rr_AnnualReturn2017	29.53%
Annual Return 2018	rr_AnnualReturn2018	(14.25%)
Annual Return 2019	rr_AnnualReturn2019	35.44%
Annual Return 2020	rr_AnnualReturn2020	18.78%
Annual Return 2021	rr_AnnualReturn2021	15.76%
Annual Return 2022	rr_AnnualReturn2022	(22.27%)
Annual Return 2023	rr_AnnualReturn2023	17.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.74%)
1 Year	rr_AverageAnnualReturnYear01	17.34%
5 Years	rr_AverageAnnualReturnYear05	11.18%
10 Years	rr_AverageAnnualReturnYear10	6.30%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	10.71%
10 Years	rr_AverageAnnualReturnYear10	5.85%
WisdomTree Global ex-U.S. Quality Dividend Growth Fund | WisdomTree Global ex-U.S. Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.72%
5 Years	rr_AverageAnnualReturnYear05	9.01%
10 Years	rr_AverageAnnualReturnYear10	5.08%
WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree New Economy Real Estate Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CenterSquare New Economy Real Estate Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is provided by CenterSquare Investment Management LLC (“CenterSquare”). The Index selects constituents from a parent universe of global equity securities, including American Depositary Receipts (“ADRs”), of listed real estate investment trusts (“REITs”) and companies identified as being significantly real estate related. Real estate-related companies are companies that derive at least 75% of their revenue from real estate rental revenue or from supplying goods or services to commercial or residential property owners that relate to the development, management, maintenance, lease, rental, or sale of such real estate. To be eligible for inclusion in the Index, a security must: (i) have a market capitalization of at least $500 million; (ii) have a 90-day average trading volume above $4 million per day; and (iii) list shares on a national stock exchange in the United States, Australia, Canada, Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), Hong Kong, Israel, or Singapore, or on the Tokyo Stock Exchange.

The eligible constituents are then further screened based on a proprietary technology score (described below) and a leverage screening to identify REITs and companies identified as being significantly real estate related, which are exposed to the technology and science-related aspects of the “new economy.” The “new economy” is comprised of companies associated with cloud computing, logistics and supply chain management, and life sciences. The Index is comprised of companies that derive at least 50% of their revenues or profits from, or invest at least 50% of their assets in, products or services related to the new economy.

Each constituent is assigned a technology score based on various factors, including (1) the amount of revenue generated from research and development (R&D), telecommunications, or other activities related to the technology and life science industries, either directly from the company’s operations or indirectly through its lease of real estate to tenants engaged in such activities, and (2) the extent to which the constituent and/or its tenants enable or are exposed to the sciences, e-commerce, and/or new economy logistics, including supply chain and warehouse management. The Index selects the highest scoring constituents for inclusion in the Index by performing analysis and assigning a value to pre-defined evaluation criteria for each constituent.

Constituents are then further screened to eliminate highly levered companies with debt to total market capitalization above 70%.

The output of the above screening process creates the Index’s investable universe of securities. In accordance with its rules-based methodology, the Index selects the constituents with the highest technology scores for inclusion in the Index. The initial weights of the remaining constituents are determined by the free float market capitalizations of the securities. These weights are then adjusted using a formula that reweights the constituents based on a combination of the technology score described above and the constituent’s growth and valuation rank (collectively referred to as the “New Economy Score”). As a result, securities with strong growth and/or value characteristics, in accordance with the Index, are overweighted in the Index based on their New Economy Scores. The weight of any single security in the Index is limited to no more than 7.5% at the time of the Index rebalance.

The Index is reconstituted and rebalanced on a semi-annual basis.

The Index concentrates in REITs and companies in the real estate sector.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Europe (including exposure to the United Kingdom) and the United States comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. CenterSquare has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of CenterSquare, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by CenterSquare or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more constituent securities).

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI World Index, a broad-based securities market index intended to represent the overall global equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index and MSCI AC World ex-USA Index, each of which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name, investment objective and strategies changed effective April 20, 2022. Fund performance prior to April 20, 2022 reflects the Fund’s investment objective and strategies when it sought to provide returns that corresponded to the performance of the WisdomTree Global ex-U.S. Real Estate Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was (4.10)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	16.82%	4Q/2023
Lowest Return	(29.32)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree New Economy Real Estate Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree New Economy Real Estate Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree New Economy Real Estate Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree New Economy Real Estate Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree New Economy Real Estate Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree New Economy Real Estate Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Europe
Investments in Europe are subject to the risks associated with the political, social and economic conditions in the various countries in Europe in which the Fund invests and in Europe more generally. Many countries within Europe are closely connected and their economies and markets largely interdependent. As such, economic and political events in one European country, including monetary exchange rates between European countries and armed conflicts among two or more European countries, may have adverse effects across Europe. European countries that are members of the European Union (“EU”) and the European Economic and Monetary Union (“EMU”) are subject to certain economic and monetary policies and controls and the risks associated with such coordinated economic and fiscal policies, including the ongoing risks associated with the United Kingdom’s decision to withdraw from the EU and the stability of the remaining EU membership. The manifestation of any of these risks could have a negative effect on the Fund's investments in Europe.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Investments in the United States
The economic, political, regulatory and other events and conditions that affect issuers and investments in the United States differ significantly from those associated with other countries and regions. For example, routine political events, such as a presidential election, can have a significant effect on the U.S. markets and lead to periods of increased volatility. U.S. financial markets also have become increasingly globalized, hosting participants from all over the world and on a more macro level, becoming more tightly integrated with financial markets around the world. As a result, U.S. financial markets are also increasingly vulnerable to the risks that may affect non-U.S. financial markets. Any event or condition that affects the U.S. economy, whether originating from within or outside of the United States, may have an adverse effect on the Fund’s investments in the United States and thus, the Fund’s performance.

WisdomTree New Economy Real Estate Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. The United States, as well as other countries and regions in which the Fund invests, has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree New Economy Real Estate Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund is not “actively” managed and seeks to track the price and yield performance, before fees and expenses, of the Index. CenterSquare has the right to make adjustments to the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of CenterSquare, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by CenterSquare or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree New Economy Real Estate Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree New Economy Real Estate Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree New Economy Real Estate Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree New Economy Real Estate Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree New Economy Real Estate Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund. The Fund may become diversified for periods of time solely as a result of tracking the Index (e.g., changes in weightings of one or more constituent securities).

WisdomTree New Economy Real Estate Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree New Economy Real Estate Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree New Economy Real Estate Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree New Economy Real Estate Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree New Economy Real Estate Fund | Real Estate Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Real Estate Sector Risk. The Fund invests primarily in real estate companies, including investments in REITs, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. REITs invest substantially all of their assets in real estate, trade like stocks and may qualify for special tax considerations. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. The real estate sector also includes real estate management and development companies. This sector can be significantly affected by, among other things, market conditions or events such as declining property values or rising interest rates.

WisdomTree New Economy Real Estate Fund | WisdomTree International Real Estate/Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index** (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.10%	[21],[22]
5 Years	rr_AverageAnnualReturnYear05	(3.94%)	[21],[22]
10 Years	rr_AverageAnnualReturnYear10	0.87%	[21],[22]
WisdomTree New Economy Real Estate Fund | Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trusts USD Spliced Index*** (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.94%	[21],[23]
5 Years	rr_AverageAnnualReturnYear05	(2.35%)	[21],[23]
10 Years	rr_AverageAnnualReturnYear10	(0.24%)	[21],[23]
WisdomTree New Economy Real Estate Fund | MSCI AC World ex-USA Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.62%	[21]
5 Years	rr_AverageAnnualReturnYear05	7.08%	[21]
10 Years	rr_AverageAnnualReturnYear10	3.83%	[21]
WisdomTree New Economy Real Estate Fund | MSCI World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.79%	[21]
5 Years	rr_AverageAnnualReturnYear05	12.80%	[21]
10 Years	rr_AverageAnnualReturnYear10	8.60%	[21]
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WTRE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(2.73%)
Annual Return 2016	rr_AnnualReturn2016	2.38%
Annual Return 2017	rr_AnnualReturn2017	36.50%
Annual Return 2018	rr_AnnualReturn2018	(11.00%)
Annual Return 2019	rr_AnnualReturn2019	21.71%
Annual Return 2020	rr_AnnualReturn2020	(14.95%)
Annual Return 2021	rr_AnnualReturn2021	0.05%
Annual Return 2022	rr_AnnualReturn2022	(31.07%)
Annual Return 2023	rr_AnnualReturn2023	13.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.10%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.32%)
1 Year	rr_AverageAnnualReturnYear01	13.93%	[21]
5 Years	rr_AverageAnnualReturnYear05	(4.05%)	[21]
10 Years	rr_AverageAnnualReturnYear10	0.68%	[21]
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.16%	[21]
5 Years	rr_AverageAnnualReturnYear05	(5.32%)	[21]
10 Years	rr_AverageAnnualReturnYear10	(0.90%)	[21]
WisdomTree New Economy Real Estate Fund | WisdomTree New Economy Real Estate Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.44%	[21]
5 Years	rr_AverageAnnualReturnYear05	(3.18%)	[21]
10 Years	rr_AverageAnnualReturnYear10	0.18%	[21]
WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of the highest dividend-yielding common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 18 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months. Securities eligible for inclusion in the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the Index. If a company currently in the Index is no longer ranked in the top 30% by dividend yield at the time of the annual Index screening date but remains ranked in the top 35% by dividend yield, the company will remain in the Index.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. At the time of the Index’s annual screening date, the maximum weight of any security in the Index is capped at 5%. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials, Information Technology and Energy Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries its investments to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Taiwan and China comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries its investments to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI Emerging Markets Value Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 8.54%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	17.79%	4Q/2020
Lowest Return	(28.89)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets High Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Emerging Markets High Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Emerging Markets High Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Emerging Markets High Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Emerging Markets High Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Emerging Markets High Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Emerging Markets High Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Emerging Markets High Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets High Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Emerging Markets High Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Emerging Markets High Dividend Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Emerging Markets High Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Emerging Markets High Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Emerging Markets High Dividend Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Emerging Markets High Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Emerging Markets High Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Emerging Markets High Dividend Fund | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

WisdomTree Emerging Markets High Dividend Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Emerging Markets High Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Emerging Markets High Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Emerging Markets High Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Emerging Markets High Dividend Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Emerging Markets High Dividend Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Emerging Markets High Dividend Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	7.44%
10 Years	rr_AverageAnnualReturnYear10	3.87%
WisdomTree Emerging Markets High Dividend Fund | MSCI Emerging Markets Value Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.21%
5 Years	rr_AverageAnnualReturnYear05	3.38%
10 Years	rr_AverageAnnualReturnYear10	1.94%
WisdomTree Emerging Markets High Dividend Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEM
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[24]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.63%	[24]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2014	rr_AnnualReturn2014	(11.59%)
Annual Return 2015	rr_AnnualReturn2015	(21.95%)
Annual Return 2016	rr_AnnualReturn2016	22.54%
Annual Return 2017	rr_AnnualReturn2017	24.87%
Annual Return 2018	rr_AnnualReturn2018	(7.31%)
Annual Return 2019	rr_AnnualReturn2019	19.37%
Annual Return 2020	rr_AnnualReturn2020	(5.64%)
Annual Return 2021	rr_AnnualReturn2021	11.69%
Annual Return 2022	rr_AnnualReturn2022	(10.32%)
Annual Return 2023	rr_AnnualReturn2023	20.93%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.89%)
1 Year	rr_AverageAnnualReturnYear01	20.93%
5 Years	rr_AverageAnnualReturnYear05	6.41%
10 Years	rr_AverageAnnualReturnYear10	2.93%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.12%
5 Years	rr_AverageAnnualReturnYear05	4.95%
10 Years	rr_AverageAnnualReturnYear10	1.77%
WisdomTree Emerging Markets High Dividend Fund | WisdomTree Emerging Markets High Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.22%
5 Years	rr_AverageAnnualReturnYear05	4.84%
10 Years	rr_AverageAnnualReturnYear10	2.15%
WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets SmallCap Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 51% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of small cap common stocks selected from the WisdomTree Emerging Markets Dividend Index, which defines the dividend-paying universe of companies in emerging markets throughout the world. Companies included in the Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index screening date. If a company currently in the Index is no longer ranked in the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index at the time of the annual Index screening date but remains ranked within the bottom 13% of total market capitalization of the WisdomTree Emerging Markets Dividend Index, the company will remain in the Index. As of June 30, 2024, the Index had a market capitalization range from $146.1 million to $12.1 billion, with an average market capitalization of $1.7 billion. To be eligible for inclusion in the WisdomTree Emerging Markets Dividend Index, a company must meet the following criteria as of the annual Index screening date: (i) payment of at least $5 million in cash dividends on common shares during the preceding in the annual cycle; (ii) market capitalization of at least $200 million; (iii) median daily dollar trading volume of at least $200,000 for each of the preceding six months; (iv) incorporation within one of 18 emerging market nations (Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, and Turkey); and (v) trading of at least 250,000 shares per month for each of the preceding six months.

Securities are weighted in the Index based on dividends paid over the prior annual cycle. Companies that pay a greater total dollar amount of dividends are more heavily weighted. To derive a company’s initial Index weight, (i) multiply the U.S. dollar value of the company’s annual gross dividend per share by the number of common shares outstanding for that company (the “Cash Dividend Factor”); (ii) calculate the Cash Dividend Factor for each company; (iii) add together all of the companies’ Cash Dividend Factors; and (iv) divide the company’s Cash Dividend Factor by the sum of all Cash Dividend Factors. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector, country, or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Industrials and Financials Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market, as required by newly adopted regulations applicable to the Fund. Performance is also shown for the MSCI Emerging Markets Small Cap Index, which more closely represents the investment exposure sought by the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 5.22%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.84%	2Q/2020
Lowest Return	(30.56)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets SmallCap Dividend Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Emerging Markets SmallCap Dividend Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Emerging Markets SmallCap Dividend Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Emerging Markets SmallCap Dividend Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Emerging Markets SmallCap Dividend Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Emerging Markets SmallCap Dividend Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Emerging Markets SmallCap Dividend Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Emerging Markets SmallCap Dividend Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets SmallCap Dividend Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Emerging Markets SmallCap Dividend Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Emerging Markets SmallCap Dividend Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Emerging Markets SmallCap Dividend Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Emerging Markets SmallCap Dividend Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Emerging Markets SmallCap Dividend Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Emerging Markets SmallCap Dividend Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Emerging Markets SmallCap Dividend Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

WisdomTree Emerging Markets SmallCap Dividend Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund invests primarily in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Emerging Markets SmallCap Dividend Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Emerging Markets SmallCap Dividend Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Emerging Markets SmallCap Dividend Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Emerging Markets SmallCap Dividend Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Emerging Markets SmallCap Dividend Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.96%
5 Years	rr_AverageAnnualReturnYear05	9.43%
10 Years	rr_AverageAnnualReturnYear10	6.01%
WisdomTree Emerging Markets SmallCap Dividend Fund | MSCI Emerging Markets Small Cap Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.92%
5 Years	rr_AverageAnnualReturnYear05	9.92%
10 Years	rr_AverageAnnualReturnYear10	5.34%
WisdomTree Emerging Markets SmallCap Dividend Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGS
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[25]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.58%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	324
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 726
Annual Return 2014	rr_AnnualReturn2014	(1.98%)
Annual Return 2015	rr_AnnualReturn2015	(15.92%)
Annual Return 2016	rr_AnnualReturn2016	14.91%
Annual Return 2017	rr_AnnualReturn2017	35.48%
Annual Return 2018	rr_AnnualReturn2018	(15.39%)
Annual Return 2019	rr_AnnualReturn2019	17.28%
Annual Return 2020	rr_AnnualReturn2020	4.14%
Annual Return 2021	rr_AnnualReturn2021	15.60%
Annual Return 2022	rr_AnnualReturn2022	(12.15%)
Annual Return 2023	rr_AnnualReturn2023	18.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.56%)
1 Year	rr_AverageAnnualReturnYear01	18.92%
5 Years	rr_AverageAnnualReturnYear05	8.08%
10 Years	rr_AverageAnnualReturnYear10	4.82%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.41%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	3.82%
WisdomTree Emerging Markets SmallCap Dividend Fund | WisdomTree Emerging Markets SmallCap Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.87%
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	3.60%
WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets Quality Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in emerging market dividend-paying common stocks with growth characteristics. The Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) using a disciplined model-based process focused on a long-term approach to investing, seeks to identify dividend-paying companies with strong corporate profitability and sustainable growth characteristics. WisdomTree Asset Management believes screening equity securities by measures of corporate profitability, dividend sustainability, and long-term growth potential can improve the returns to traditional investment strategies focused on emerging market securities, while also continuing to provide a source for potential income. At a minimum, the Fund’s portfolio will be reconstituted and rebalanced annually, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. The Fund’s portfolio may be actively traded in an attempt to achieve its investment objective, which may include frequent trading and may cause the Fund to have an increased portfolio turnover rate. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

The Fund may invest in large-, mid-, and small-capitalization companies in any sector. As of June 30, 2024, companies in the Information Technology Sector comprised a significant portion (e.g., approximately 15% or more) of the Fund’s assets; however, the Fund’s sector exposure may change from time to time.

Currently, the Fund invests to a significant extent (e.g., approximately 15% or more) in the equity securities of companies domiciled in or otherwise tied to, and thus, has significant investment exposure to, India and Taiwan, although the Fund’s geographic exposure may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s objective changed effective October 19, 2018. Prior to October 19, 2018, Fund performance reflects the investment objective of the Fund when it tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 8.73%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	18.39%	2Q/2020
Lowest Return	(25.57)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Emerging Markets Quality Dividend Growth Fund | Dividend Paying Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Dividend Paying Securities Risk. Securities that pay dividends, as a group, may be out of favor with the market and underperform the overall equity market or stocks of companies that do not pay dividends. In addition, changes in the dividend policies of the companies held by the Fund or the capital resources available for such company’s dividend payments may adversely affect the Fund.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Growth Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Growth Investing Risk. Growth stocks, as a group, may be out of favor with the market and underperform value stocks or the overall equity market. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their prices are based heavily on the future expectations of the economy and the stock’s issuing company.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Emerging Markets Quality Dividend Growth Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Emerging Markets Quality Dividend Growth Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%	[26]
5 Years	rr_AverageAnnualReturnYear05	3.68%	[26]
10 Years	rr_AverageAnnualReturnYear10	2.66%	[26]
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DGRE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 406
Annual Return 2014	rr_AnnualReturn2014	1.23%
Annual Return 2015	rr_AnnualReturn2015	(16.87%)
Annual Return 2016	rr_AnnualReturn2016	11.73%
Annual Return 2017	rr_AnnualReturn2017	29.92%
Annual Return 2018	rr_AnnualReturn2018	(15.18%)
Annual Return 2019	rr_AnnualReturn2019	19.93%
Annual Return 2020	rr_AnnualReturn2020	10.92%
Annual Return 2021	rr_AnnualReturn2021	2.36%
Annual Return 2022	rr_AnnualReturn2022	(21.16%)
Annual Return 2023	rr_AnnualReturn2023	17.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.57%)
1 Year	rr_AverageAnnualReturnYear01	17.29%	[26]
5 Years	rr_AverageAnnualReturnYear05	4.72%	[26]
10 Years	rr_AverageAnnualReturnYear10	2.70%	[26]
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	16.75%	[26]
5 Years	rr_AverageAnnualReturnYear05	4.10%	[26]
10 Years	rr_AverageAnnualReturnYear10	2.14%	[26]
WisdomTree Emerging Markets Quality Dividend Growth Fund | WisdomTree Emerging Markets Quality Dividend Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.76%	[26]
5 Years	rr_AverageAnnualReturnYear05	3.70%	[26]
10 Years	rr_AverageAnnualReturnYear10	2.13%	[26]
WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets Multifactor Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is actively managed using a model-based approach and seeks to achieve its investment objective by investing primarily in equity securities of emerging markets that exhibit certain characteristics that the investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), believes to be indicative of positive future returns based on a model developed by WisdomTree Asset Management. WisdomTree Asset Management seeks to identify equity securities of emerging markets countries that have the highest potential for returns based on proprietary measures of fundamental factors, such as value and quality, and technical factors, such as momentum and correlation. WisdomTree Asset Management employs a quantitative model to identify which securities the Fund might purchase and sell and opportune times for purchases and sales. At a minimum, the Fund’s portfolio will be rebalanced quarterly according to WisdomTree Asset Management’s quantitative model, although a more active approach may be taken depending on such factors as market conditions and investment opportunities, and the number of holdings in the Fund may vary. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the model’s investment criteria.

WisdomTree Asset Management seeks to manage the Fund’s currency risk by dynamically hedging currency fluctuations in the relative value of the applicable foreign currencies against the U.S. dollar, ranging from a 0% to 100% hedge. The hedge ratios on such foreign currencies are adjusted as frequently as weekly utilizing signals such as momentum, interest rate differentials, volatility, and cross-asset returns. The Fund uses forward currency contracts and/or futures contracts to the extent foreign currencies are hedged.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging markets. The Fund generally expects to invest in large- and mid-capitalization companies, but the Fund may also invest in small-capitalization companies.

WisdomTree, Inc., the parent company of WisdomTree Asset Management, currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Fund's exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. While the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Fund had significant exposure (e.g., approximately 15% or more) to the Information Technology and Financials Sectors.

As of June 30, 2024, the Fund invested a significant portion (e.g., approximately 15% or more) of its assets in the equity securities of companies domiciled in or otherwise tied to, and thus had significant investment exposure to, India, Taiwan and China, although the Fund’s geographic exposure may change from time to time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 12.52%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.20%	2Q/2020
Lowest Return	(21.41)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets Multifactor Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Emerging Markets Multifactor Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Emerging Markets Multifactor Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Emerging Markets Multifactor Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Emerging Markets Multifactor Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Emerging Markets Multifactor Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Emerging Markets Multifactor Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
China may be subject to considerable degrees of economic, political and social instability. The Chinese market remains a developing market and may be subject to significantly higher volatility in comparison to those of more developed markets. While the Chinese government has implemented economic and market reforms, the government continues to exert substantial influence over Chinese markets and the economy as a whole. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets Multifactor Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Emerging Markets Multifactor Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Emerging Markets Multifactor Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Emerging Markets Multifactor Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Emerging Markets Multifactor Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Emerging Markets Multifactor Fund | Models and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Models and Data Risk. The Fund uses an investment model to implement its investment strategy. The Fund is subject to the risk that the investment model may not perform as intended, including because the model may not adequately take into consideration certain factors relevant to the Fund’s investment strategy, investments, or the market environment, contains design flaws or incorporates faulty assumptions, or is informed by inaccurate or incomplete data. Any of these circumstances may lead to investment decisions or the inclusion or exclusion of securities that adversely affect the value of the Fund. Errors in the data, assumptions and/or the design of the model may occur from time to time and may not be identified and/or corrected by the Sub-Adviser or the Adviser for a significant period or at all, which may magnify the adverse effect on the Fund of any investment decisions made in reliance on the erroneous model results.

WisdomTree Emerging Markets Multifactor Fund | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Active Management Risk. The Fund is actively managed using proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will be successful or that the Fund will achieve its investment objective.

WisdomTree Emerging Markets Multifactor Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Portfolio Turnover Risk. The Fund’s investment strategy may result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

WisdomTree Emerging Markets Multifactor Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Emerging Markets Multifactor Fund | Small-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Small-Capitalization Investing Risk. The Fund may invest in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to adverse economic developments as well as changes in interest rates, government regulation, borrowing costs and earnings.

WisdomTree Emerging Markets Multifactor Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Emerging Markets Multifactor Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use currency forward contracts and/or currency futures contracts to implement its principal investment strategies. A forward currency contract is an agreement to buy or sell a specific currency on a future date at a set price thereby effectively locking in the exchange rate for the purchase or sale of that currency. Currency forward contracts are traded in the over-the-counter market and generally are not subject to initial or upfront margin requirements. As a result, currency forward contracts are particularly subject to counterparty credit risk, including that a counterparty may be unwilling or unable to meet its contractual obligations. A currency futures contract is an exchange-traded contract that provides for the future purchase of sale of a currency at a specified price of another currency. Currency futures contracts are subject to the risk of imperfect correlation between the movements in the price of the futures contract and the underlying currency.

WisdomTree Emerging Markets Multifactor Fund | Hedging Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Hedging Risk. Derivatives used by the Fund to offset its exposure to foreign currencies may not perform as intended for a variety of reasons, including a lack of correlation between the derivative and the underlying currency. There can be no assurance that the Fund’s dynamic hedging strategy or hedging transactions will be effective. The value of an investment in the Fund could be significantly and adversely affected if (i) the value of foreign currencies being hedged by the Fund appreciate relative to the U.S. dollar at the same time the value of the Fund's equity holdings depreciate, or (ii) the Fund’s derivatives are unsuccessful in offsetting a significant portion of the Fund’s exposure to such foreign securities.

WisdomTree Emerging Markets Multifactor Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Emerging Markets Multifactor Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Emerging Markets Multifactor Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Emerging Markets Multifactor Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMMF
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 49
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 604
Annual Return 2019	rr_AnnualReturn2019	2.98%
Annual Return 2020	rr_AnnualReturn2020	9.64%
Annual Return 2021	rr_AnnualReturn2021	5.92%
Annual Return 2022	rr_AnnualReturn2022	(13.40%)
Annual Return 2023	rr_AnnualReturn2023	19.35%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.41%)
1 Year	rr_AverageAnnualReturnYear01	19.35%
5 Years	rr_AverageAnnualReturnYear05	4.33%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.08%
5 Years	rr_AverageAnnualReturnYear05	4.05%
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree Emerging Markets Multifactor Fund | WisdomTree Emerging Markets Multifactor Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	11.98%
5 Years	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 10, 2018
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as Index Provider, defines state-owned enterprises as companies with over 20% government ownership. The starting universe for the Index (the “pre-screening universe”) includes companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in one of the following emerging market countries: Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Korea, Malaysia, Mexico, the Philippines, Poland, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, or Turkey; (ii) list shares on a stock exchange in one of the foregoing emerging market countries or the United States (except Chinese companies may have shares listed in Hong Kong); (iii) have a float-adjusted market capitalization of at least $1 billion as of the Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have a median daily dollar trading volume of at least $100,000 for the three months preceding the Index screening date; and (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the Index screening date. The Index is comprised of the companies in the pre-screening universe that are not state-owned enterprises as of the annual Index screening date.

Securities are weighted in the Index based on a modified market cap weighting scheme that adjusts the weight of Index securities from each country to approximate the weight of securities from that country in the pre-screening universe (excluding any domestic listed Chinese securities). The weight of Index securities from a single country, however, will not be multiplied by a factor greater than three. After applying the foregoing country weight adjustment, should any sector have a weight that is 3% higher or lower than its pre-screening universe sector weight, such sector’s weight will be adjusted by a factor so that the sector’s weight is 3% higher or lower, respectively, than its pre-screening universe weight. Companies that are not state-owned, but are incorporated within countries that have relatively high government ownership among initial screening constituents, could potentially see higher weights than they would under a normal market cap weighting scheme. Companies that are not state-owned, but are incorporated within countries that have relatively low government ownership among initial screening constituents, could potentially see lower weights than they would under a normal market cap weighting scheme. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its market capitalization and trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Information Technology, Financials and Consumer Discretionary Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

As of June 30, 2024, the equity securities of companies domiciled in or otherwise tied to India, China and Taiwan comprised a significant portion (e.g., approximately 15% or more of the Index’s total weight) of the Index, although the Index’s geographic exposure may change from time to time. As a result, the Fund can be expected to also have significant exposure to these countries and/or regions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments, and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it including possibly changing the Index, the performance of which it seeks to track, or its investment objective. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI Emerging Markets Index, a broad-based securities market index intended to represent the overall emerging market equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 6.48%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	22.86%	2Q/2020
Lowest Return	(21.32)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in China
Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience a decline in its growth rate if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures, including measures implemented in connection with ongoing tensions between China and the United States. The Chinese economy is susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments, and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it including possibly changing the Index, the performance of which it seeks to track, or its investment objective. These risks may be exacerbated by actions by the U.S. government, such as the recent delisting from U.S. national securities exchanges of certain Chinese companies. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Investments in India
Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund's performance. While the Indian government has implemented economic structural reforms designed to liberalize many aspects of India's economy, there can be no assurance that these policies will be successful or continue. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. India is also subject to religious and social unrest as well as border disputes with neighboring countries such as Pakistan and China.

Investments in Taiwan
The economy of Taiwan is heavily dependent on exports and key trading partners, including Japan, China, and the United States. Currency fluctuations, increasing competition from Asia’s other emerging economies, spending reductions by key trading partners, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole. In addition, Taiwan lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Taiwan's economy. Concerns over Taiwan’s history of political contention and its current relationship with China also may have a significant impact on the economy of Taiwan.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the Information Technology Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Information Technology Sector includes, for example, companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Consumer Discretionary Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.62%
5 Years	rr_AverageAnnualReturnYear05	5.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	XSOE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[27]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%	[27]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 406
Annual Return 2015	rr_AnnualReturn2015	(12.27%)
Annual Return 2016	rr_AnnualReturn2016	7.37%
Annual Return 2017	rr_AnnualReturn2017	46.50%
Annual Return 2018	rr_AnnualReturn2018	(18.62%)
Annual Return 2019	rr_AnnualReturn2019	24.16%
Annual Return 2020	rr_AnnualReturn2020	29.52%
Annual Return 2021	rr_AnnualReturn2021	(5.51%)
Annual Return 2022	rr_AnnualReturn2022	(25.63%)
Annual Return 2023	rr_AnnualReturn2023	9.82%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.32%)
1 Year	rr_AverageAnnualReturnYear01	9.82%
5 Years	rr_AverageAnnualReturnYear05	4.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	4.08%
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | WisdomTree Emerging Markets ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	3.55%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 10, 2014
WisdomTree India Earnings Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree India Earnings Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the annual Index screening date. To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) incorporation within India; (ii) listing on a major Indian stock exchange; (iii) earnings of at least $5 million during the preceding fiscal year; (iv) market capitalization of at least $200 million; (v) trading of at least 250,000 shares per month for each of the preceding six months; (vi) median daily dollar trading volume of at least $200,000 for each of the preceding six months; and (vii) price to earnings ratio of at least 2.

The initial weight of a constituent in the Index at the annual screening date is based on reported net income in the most recent fiscal year prior to the annual Index screening date. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one sector at 25%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Financials and Energy Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

The Fund seeks to gain exposure to Indian equity securities, in whole or in part, through investments in a subsidiary organized in the Republic of Mauritius, the WisdomTree India Investment Portfolio, Inc. (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly-owned and controlled by the Fund. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on India and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

■	Tax Risk in India. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, capital gains on the sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. The applicability to the WisdomTree Subsidiary or the Fund of the 2016 Protocol or the resident qualification requirements established by Mauritius, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI India Index, a broad-based securities market index intended to represent the overall Indian equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was 17.52%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.79%	4Q/2020
Lowest Return	(34.88)%	1Q/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree India Earnings Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree India Earnings Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree India Earnings Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree India Earnings Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree India Earnings Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree India Earnings Fund | Financials Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

WisdomTree India Earnings Fund | Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. India has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on India and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree India Earnings Fund | Index and Data Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree India Earnings Fund | Investment Style Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree India Earnings Fund | Issuer-Specific Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree India Earnings Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree India Earnings Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree India Earnings Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree India Earnings Fund | Energy Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Energy Sector Risk. The Fund currently invests a significant portion of its assets in the Energy Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Energy Sector includes, for example, companies engaged in exploration, production, refining, marketing, storage, and transportation of oil, gas, coal, and consumable fuels as well as related equipment and services. This sector can be significantly affected by, among other things, worldwide economic growth, worldwide demand, political instability in the Middle East, eastern Europe or other oil or gas producing regions, and volatile oil prices.

WisdomTree India Earnings Fund | Mid-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree India Earnings Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree India Earnings Fund | Currency Exchange Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Indian rupee will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree India Earnings Fund | Cash Redemption Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree India Earnings Fund | Geographic Concentration In India Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Geographic Concentration in India Risk. Because the Fund invests primarily in the securities of companies in India, it will be impacted by events or conditions affecting India. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. With the exception of the economic downturn in 2020, over the last several years, the Indian economy has experienced generally sustained growth. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financials sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan and China. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

WisdomTree India Earnings Fund | Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree India Earnings Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree India Earnings Fund | Subsidiary Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Subsidiary Investment Risk. Changes in the laws of India and/or the Republic of Mauritius could result in the inability of the WisdomTree Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

WisdomTree India Earnings Fund | Tax Risk In India [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Tax Risk in India. The Double Taxation Avoidance Agreement between India and Mauritius (“tax treaty”) was re-negotiated and amended by way of a protocol (“2016 Protocol”). Under the 2016 Protocol, capital gains on the sale of Indian shares purchased by Mauritius entities on or after April 1, 2017, are subject to capital gains tax in India. The applicability to the WisdomTree Subsidiary or the Fund of the 2016 Protocol or the resident qualification requirements established by Mauritius, could result in the imposition of various taxes on the WisdomTree Subsidiary or the Fund by India, which could reduce the return to the Fund on its investments.

WisdomTree India Earnings Fund | WisdomTree India Earnings Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	32.26%
5 Years	rr_AverageAnnualReturnYear05	15.70%
10 Years	rr_AverageAnnualReturnYear10	12.71%
WisdomTree India Earnings Fund | MSCI India Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.81%
5 Years	rr_AverageAnnualReturnYear05	11.78%
10 Years	rr_AverageAnnualReturnYear10	9.91%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EPI
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.83%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.04%	[28]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2014	rr_AnnualReturn2014	29.78%
Annual Return 2015	rr_AnnualReturn2015	(8.68%)
Annual Return 2016	rr_AnnualReturn2016	2.24%
Annual Return 2017	rr_AnnualReturn2017	39.03%
Annual Return 2018	rr_AnnualReturn2018	(10.44%)
Annual Return 2019	rr_AnnualReturn2019	1.70%
Annual Return 2020	rr_AnnualReturn2020	18.07%
Annual Return 2021	rr_AnnualReturn2021	28.02%
Annual Return 2022	rr_AnnualReturn2022	(5.72%)
Annual Return 2023	rr_AnnualReturn2023	26.31%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.88%)
1 Year	rr_AverageAnnualReturnYear01	26.31%
5 Years	rr_AverageAnnualReturnYear05	12.85%
10 Years	rr_AverageAnnualReturnYear10	10.69%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.60%
5 Years	rr_AverageAnnualReturnYear05	12.99%
10 Years	rr_AverageAnnualReturnYear10	10.62%
WisdomTree India Earnings Fund | WisdomTree India Earnings Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.78%
5 Years	rr_AverageAnnualReturnYear05	10.84%
10 Years	rr_AverageAnnualReturnYear10	9.09%
WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree China ex-State-Owned Enterprises Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Fund’s Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in constituent securities of the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of such constituent securities.

The Index is a modified float-adjusted market cap weighted index that consists of common stocks in China, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc. (“WisdomTree”), as Index Provider, defines state-owned enterprises as companies with over 20% government ownership. The Index consists of companies that: (i) are incorporated or domiciled (i.e., maintain their principal place of business) in China; (ii) list shares on a stock exchange in Hong Kong or the United States; (iii) have a float-adjusted market capitalization of at least $1 billion as of the annual Index screening date (“float-adjusted” means that the share amounts reflect only shares available to investors); (iv) have a median daily dollar trading volume of at least $100,000 for the three months preceding the annual Index screening date; (v) trade at least 250,000 shares per month or $25 million notional for each of the six months preceding the annual Index screening date; and (vi) are not state-owned enterprises as of the annual Index screening date.

The Index also consists of the 100 largest companies by float-adjusted market capitalization that are incorporated in mainland China, listed and traded on the Shanghai Stock Exchange (“SSE”) or Shenzhen Stock Exchange (“SZSE”) via the Shanghai-Hong Kong or Shenzhen-Hong Kong Stock Connect (“Stock Connect”) programs in Chinese renminbi (“A-Shares”) and meet the trading requirements set forth above. Stock Connect is a securities trading and clearing linked program between either SSE or SZSE, and the Stock Exchange of Hong Kong Limited (“SEHK”), Hong Kong Securities Clearing Company Limited (“HKSCC”), and China Securities Depository and Clearing Corporation Limited (“ChinaClear”), with an aim to achieve mutual stock market access between the People’s Republic of China (“PRC”) and Hong Kong. The maximum weight of China A-Shares in the Index, at the time of the Index’s annual screening date, is capped at 33%; however, the weight of China A-Shares in the Index may fluctuate above the cap in response to market conditions and/or the application of volume factor adjustments, as described below.

Securities are weighted in the Index based on float-adjusted market capitalization, as modified pursuant to certain limitations set forth below. On the Index’s annual screening date, the maximum weight of any security in the Index is capped at 10%, and the Index caps the weight of constituents exposed to any one sector at 30%. The Index also may adjust the weight of individual constituents on the annual screening date based on certain quantitative thresholds or limits tied to key metrics of a constituent security, such as its trading volume. To the extent the Index reduces an individual constituent’s weight, the excess weight will be reallocated pro rata among the other constituents. Similarly, if the Index increases a constituent’s weight, the weight of the other constituents will be reduced on a pro rata basis to contribute the weight needed for such increase. The weight of a sector or individual constituent in the Index may fluctuate above or below specified caps and thresholds, respectively, between screening dates in response to market conditions.

WisdomTree, the Index Provider and parent company of WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), currently uses the Global Industry Classification Standard (GICS®), a widely recognized industry classification methodology developed by MSCI, Inc. and Standard & Poor’s Financial Services LLC, to identify the extent of the Index’s exposure to a sector or industry. A GICS sector typically is comprised of multiple industries. Because the Fund seeks to track the Index it is expected to have the same sector and industry exposure as the Index. While the Index’s and the Fund’s sector exposure may vary from time to time, as of June 30, 2024, the Index had significant exposure (e.g., approximately 15% or more of the Index’s total weight) to the Consumer Discretionary and Communication Services Sectors.

To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Index’s constituents are concentrated (i.e., holds more than 25% of constituents) in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments in such industry or group of industries to approximately the same extent as the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. While certain of the risks are prioritized in terms of their relevance to the Fund’s investment strategies, most risks are presented in alphabetical order. This ordering approach is designed to both facilitate an investor’s understanding of the Fund’s risks and enable an investor to easily locate and compare risks among funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objective. For more information about the risks of investing in the Fund, see the sections in the Fund’s Prospectus titled “Additional Principal Risk Information About the Funds” and “Additional Non-Principal Risk Information.”

■	Geographic Concentration in China Risk. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the Communication Services Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

■	Geopolitical Risk. China has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on China and world economies and markets generally, each of which may negatively impact the Fund’s investments.

■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to that of the Index and the MSCI China Index, a broad-based securities market index intended to represent the overall Chinese equity market, as required by newly adopted regulations applicable to the Fund. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available online on the Fund’s website at www.wisdomtree.com/investments.

The Fund’s name and objective changed effective July 1, 2015. Fund performance prior to July 1, 2015 reflects the investment objective and style of the Fund when it was the WisdomTree China Dividend ex-Financials Fund, and tracked the performance of the WisdomTree China Dividend ex-Financials Index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart below shows the annual total returns of the Fund for each full calendar year for the past 10 years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wisdomtree.com/investments
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of June 30, 2024 was (3.85)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.56%	1Q/2019
Lowest Return	(25.03)%	3Q/2022

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

WisdomTree China ex-State-Owned Enterprises Fund | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You can lose money on your investment in the Fund.
WisdomTree China ex-State-Owned Enterprises Fund | Investment Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

WisdomTree China ex-State-Owned Enterprises Fund | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

WisdomTree China ex-State-Owned Enterprises Fund | Shares of the Fund May Trade at Prices Other Than NAV [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Because securities held by the Fund trade on, or have exposure to, foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of domestic ETFs. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

WisdomTree China ex-State-Owned Enterprises Fund | Cybersecurity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

WisdomTree China ex-State-Owned Enterprises Fund | Geopolitical Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Geopolitical Risk. China has and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility and have adverse long-term effects on China and world economies and markets generally, each of which may negatively impact the Fund’s investments.

WisdomTree China ex-State-Owned Enterprises Fund | Index and Data Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of Index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in Index data, Index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The potential risk of continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

WisdomTree China ex-State-Owned Enterprises Fund | Investment Style Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Investment Style Risk. The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index.

WisdomTree China ex-State-Owned Enterprises Fund | Issuer-Specific Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Issuer-Specific Risk. Issuer-specific events, including changes in the actual or perceived financial condition of an issuer, can have a negative impact on the value of the Fund.

WisdomTree China ex-State-Owned Enterprises Fund | Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Large-Capitalization Investing Risk. The Fund may invest in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

WisdomTree China ex-State-Owned Enterprises Fund | Non-Correlation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

WisdomTree China ex-State-Owned Enterprises Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

WisdomTree China ex-State-Owned Enterprises Fund | Mid-Capitalization Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Mid-Capitalization Investing Risk. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of other capitalization ranges or the market as a whole. Securities of mid-capitalization companies are often less stable and more vulnerable to market volatility and adverse economic developments than securities of larger companies, but mid-capitalization companies may also underperform the securities of small-capitalization companies because medium capitalization companies are more mature and are subject to slower growth during economic expansion.

WisdomTree China ex-State-Owned Enterprises Fund | Consumer Discretionary Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Consumer Discretionary Sector Risk. The Fund currently invests a significant portion of its assets in the Consumer Discretionary Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Consumer Discretionary Sector includes, for example, automobile, textile and retail companies, as well as hotels, restaurants and other leisure facilities. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints, social trends, consumers’ disposable income levels, and propensity to spend.

WisdomTree China ex-State-Owned Enterprises Fund | Foreign Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Foreign Securities Risk. Investments in non-U.S. securities involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks are heightened because the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

WisdomTree China ex-State-Owned Enterprises Fund | Currency Exchange Rate Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of Hong Kong dollars will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

WisdomTree China ex-State-Owned Enterprises Fund | Cash Redemption Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in kind. As a result, the Fund may pay out higher annual capital gain distributions than if the Fund redeemed shares in kind.

WisdomTree China ex-State-Owned Enterprises Fund | Capital Controls and Sanctions Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

WisdomTree China ex-State-Owned Enterprises Fund | Emerging Markets Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

WisdomTree China ex-State-Owned Enterprises Fund | Geographic Concentration In China Risk [Member]
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■	Geographic Concentration in China Risk. Because the Fund concentrates its investments in China, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The Chinese economy may also experience slower growth if global or domestic demand for Chinese goods decreases significantly and/or key trading partners apply trade tariffs or implement other protectionist measures. The Chinese economy is also susceptible to rising rates of inflation, economic recession, market inefficiency, volatility, and pricing anomalies that may be connected to governmental influence, a lack of publicly-available information and/or political and social instability. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. These risks to foreign investors may impact the ability of the Fund to track the Index, which is not subject to such restrictions. If the Fund is no longer able to seek to track the yield and price performance of the Index, the Fund will consider all options available to it, including possibly changing the Index, the performance of which it seeks to track, or its investment objective. The Chinese government also may intervene or seek to control the operations, structure, or ownership of Chinese companies, including with respect to foreign investors of such companies. For example, the Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to exercise control over and obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. As a result, an investment in a VIE structure subjects the Fund to the risks associated with the underlying Chinese company. Intervention by the Chinese government into the operation or ownership of VIE structures could significantly and adversely affect the Chinese company’s performance and thus, the value of the Fund’s investment in the VIE, as well as the enforceability of the VIE’s contractual arrangements with the underlying Chinese company. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. The Fund’s investment in a VIE structure is also subject to the risk that the underlying Chinese company (or its officers, directors, or Chinese equity owners) may breach its contractual arrangements with the other entities in the VIE structure, or Chinese law changes in a way that adversely affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, in which case the Fund may suffer significant losses on its VIE investments with little or no recourse available. The regulatory requirements applicable to Chinese companies, including accounting standards and auditor oversight, generally are not comparable to those applicable to U.S. companies or companies organized and operating in more developed countries. As a result, information about the Chinese companies in which the Fund invests may be less reliable or incomplete. The lack of available information may be a significant obstacle to pursuing investigations into or litigation against Chinese companies, and as a shareholder, the Fund may have limited legal remedies. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

WisdomTree China ex-State-Owned Enterprises Fund | Communication Services Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock
■	Communication Services Sector Risk. The Fund currently invests a significant portion of its assets in the Communication Services Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Communication Services Sector consists of companies that facilitate communication and offer content and information through various types of media. These companies include, for example, telecom companies, such as wireless and fixed-line telecommunications service providers, media companies, such as broadcasters, advertisers, publishers, cable and satellite companies, and companies in the movie industry, and other companies that provide internet software, on-line services, social media platforms, video games, and digital entertainment. This sector can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree China ex-State-Owned Enterprises Fund | Stock Connect Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Stock Connect Risk. The Fund’s ability to invest in China A-Shares through Stock Connect, or on such other stock exchanges in China that participate in Stock Connect from time to time or in the future, is subject to trading limits, rules and regulations by the applicable regulatory authority. These restrictions and regulations may adversely affect the Fund’s ability to achieve its investment objective. For example, daily quotas that limit the Fund’s maximum daily net purchases through Stock Connect may restrict the Fund’s ability to invest in A-Shares through Stock Connect on a timely basis. Investments through Stock Connect are also subject to trading, clearance and settlement procedures that are relatively untested in mainland China. Stock Connect only operates on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Accordingly, the Fund may be subject to price fluctuations at times when Stock Connect is not open for trading. SEHK, SSE and SZSE also reserve the right to suspend trading through Stock Connect, if necessary, to ensure an orderly and fair market and manage risks prudently. Halts may adversely affect the Fund’s access to the PRC market. A Fund will not benefit from the China Securities Investor Protection Fund in mainland China. That said, if a Fund suffers losses due to default matters of its securities brokers in Hong Kong in relation to the investment of China A-Shares through Stock Connect, it would be compensated by Hong Kong’s Investor Compensation Fund. Investing through Stock Connect is also premised on the proper functioning of operational systems maintained by each market participant and the connectivity of differing securities regimes and legal systems in the PRC and Hong Kong. Investments through Stock Connect are also governed by departmental regulations that have legal effect in the PRC but have not been tested in the PRC courts. Moreover, the current regulations are subject to change. There can be no assurance that Stock Connect will not be abolished. The Fund, which may invest in the PRC markets through Stock Connect, may be adversely affected as a result of such changes.

WisdomTree China ex-State-Owned Enterprises Fund | Tax Risk In China [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
■	Tax Risk in China. Uncertainties in PRC tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities, including A-Shares, issued by PRC companies may cause the Fund to become subject to withholding and other taxes imposed by the PRC.

WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China Dividend ex-Financials Index/WisdomTree China ex-State-Owned Enterprises Spliced Index** (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.45%)	[29],[30]
5 Years	rr_AverageAnnualReturnYear05	(0.39%)	[29],[30]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[29],[30]
WisdomTree China ex-State-Owned Enterprises Fund | MSCI China Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.20%)	[29]
5 Years	rr_AverageAnnualReturnYear05	(2.80%)	[29]
10 Years	rr_AverageAnnualReturnYear10	0.85%	[29]
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CXSE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.32%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 33
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	103
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 406
Annual Return 2014	rr_AnnualReturn2014	1.63%
Annual Return 2015	rr_AnnualReturn2015	(1.44%)
Annual Return 2016	rr_AnnualReturn2016	(1.20%)
Annual Return 2017	rr_AnnualReturn2017	78.04%
Annual Return 2018	rr_AnnualReturn2018	(27.93%)
Annual Return 2019	rr_AnnualReturn2019	36.44%
Annual Return 2020	rr_AnnualReturn2020	60.58%
Annual Return 2021	rr_AnnualReturn2021	(23.77%)
Annual Return 2022	rr_AnnualReturn2022	(28.89%)
Annual Return 2023	rr_AnnualReturn2023	(18.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.03%)
1 Year	rr_AverageAnnualReturnYear01	(18.67%)	[29]
5 Years	rr_AverageAnnualReturnYear05	(0.69%)	[29]
10 Years	rr_AverageAnnualReturnYear10	2.07%	[29]
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.04%)	[29]
5 Years	rr_AverageAnnualReturnYear05	(0.99%)	[29]
10 Years	rr_AverageAnnualReturnYear10	1.70%	[29]
WisdomTree China ex-State-Owned Enterprises Fund | WisdomTree China ex-State-Owned Enterprises Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.86%)	[29]
5 Years	rr_AverageAnnualReturnYear05	(0.49%)	[29]
10 Years	rr_AverageAnnualReturnYear10	1.59%	[29]

[1]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree U.S. Dividend ex-Financials Index.
[2]	The Fund's objective changed effective December 18, 2017. From June 19, 2009 through December 17, 2017, the Fund’s objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Other Expenses are based on estimated amounts for the current fiscal year.
[5]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.49%.
[6]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[7]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.49%.
[8]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[9]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[10]	Prior to January 18, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree International Dividend ex-Financials Index.
[11]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[12]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.43%.
[13]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, "Other Expenses" and "Total Annual Fund Operating Expenses" would be unchanged.
[14]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[15]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.03% and “Total Annual Fund Operating Expenses” would be 0.61%.
[16]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.06% and “Total Annual Fund Operating Expenses” would be 0.64%.
[17]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[18]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[19]	Other Expenses are based on estimated amounts for the current fiscal year.
[20]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.43%.
[21]	Prior to April 20, 2022, the Fund’s performance reflects the strategies of the Fund when it sought to provide returns that correspond to the performance of the WisdomTree Global ex-U.S. Real Estate Index.
[22]	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.
[23]	Dow Jones Global ex-U.S. Select Real Estate Securities Index through April 20, 2022; MSCI World Real Estate Investment Trust USD Index thereafter.
[24]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.64%.
[25]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.59%.
[26]	The Fund’s objective changed effective October 19, 2018. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Quality Dividend Growth Index.
[27]	Excludes non-recurring expenses associated with the collection of additional European Union tax reclaims resulting from European Court of Justice rulings in several court cases in certain countries across the European Union. If these expenses were included, “Other Expenses” would be 0.01% and “Total Annual Fund Operating Expenses” would be 0.33%.
[28]	Primarily consists of interest expense associated with a short-term loan from a U.S. bank used to facilitate the Fund's rebalances.
[29]	The Fund’s objective changed effective July 1, 2015. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree China Dividend ex-Financials Index. As of July 1, 2015, the Fund’s objective seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index.
[30]	Reflects performance of the WisdomTree China Dividend ex-Financials Index prior to July 1, 2015; and the WisdomTree China ex-State-Owned Enterprises Index thereafter.